LVIP Dimensional International Core Equity Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.80%
Australia–6.14%
†A2B Australia	7,280	$ 5,731
Accent Group	23,197	27,650
Adairs	13,303	31,400
Adbri	25,861	53,109
†Afterpay	1,108	65,311
AGL Energy	8,805	85,975
†Ainsworth Game Technology	6,705	1,595
Alliance Aviation Services	9,515	24,101
ALS	24,219	161,689
Altium	3,169	82,398
Alumina	30,997	30,886
Alumina ADR	2,200	8,624
†AMA Group	30,307	14,111
†Amaysim Australia	19,169	8,486
AMP	165,223	155,586
Ampol	14,501	250,267
Ansell	6,355	169,059
†AP Eagers	8,934	59,018
APA Group	17,380	129,197
Appen	977	24,155
ARB	3,603	71,985
†Aristocrat Leisure	10,419	227,223
Asaleo Care	43,396	31,367
ASX	1,403	82,027
Atlas Arteria	28,390	124,681
†Atrium European Real Estate	7,153	19,953
AUB Group	4,927	58,581
Aurelia Metals	49,624	18,124
Aurizon Holdings	131,158	403,490
AusNet Services	51,033	68,891
Austal	16,268	38,422
Australia & New Zealand Banking Group	29,618	369,514
†Australian Agricultural	17,102	13,245
Australian Ethical Investment	4,085	13,194
Australian Finance Group	18,733	28,953
†Australian Pharmaceutical Industries	32,365	24,374
†Bank of Queensland	34,292	141,605
Bapcor	17,723	87,153
Beach Energy	151,652	145,460
Bega Cheese	15,320	55,987
Bell Financial Group	20,472	18,891
Bendigo & Adelaide Bank	41,996	182,909
BHP Group	45,795	1,183,049
BHP Group ADR	32,302	1,453,824
Bingo Industries	29,799	52,026
†Blackmores	676	30,671
BlueScope Steel	34,099	314,182
†Boral	50,293	166,195
Brambles	27,686	210,221
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Bravura Solutions	9,650	$ 23,802
Breville Group	5,327	96,676
Brickworks	6,557	91,687
Capitol Health	68,459	12,172
†Cardno	10,023	2,076
carsales.com	13,775	206,356
Cedar Woods Properties	3,574	14,802
†Challenger	22,713	63,205
†CIMIC Group	1,187	15,900
Cleanaway Waste Management	104,872	158,355
Clinuvel Pharmaceuticals	147	2,469
Coca-Cola Amatil	26,611	182,149
†Cochlear	1,016	145,154
Codan	12,182	97,146
Coles Group	26,437	322,076
=Collection House	36,814	10,729
Collins Foods (Australian Securities Exchange)	10,696	79,527
Commonwealth Bank of Australia	17,627	811,129
Computershare	25,619	226,644
†Cooper Energy	81,617	20,614
†Corporate Travel Management	3,435	43,200
Costa Group Holdings	21,174	51,318
†Credit Corp Group	3,675	45,407
†Crown Resorts	15,931	101,201
CSL	4,920	1,016,308
†CSR	42,583	131,259
Data#3	4,130	19,632
†Decmil Group	111,644	4,563
Dicker Data	3,055	16,883
†Domain Holdings Australia	20,587	55,058
Domino's Pizza Enterprises	3,634	207,781
†Downer EDI	32,323	102,736
†Eclipx Group	16,633	18,666
Elders	10,161	79,332
†Energy World	39,810	1,988
EQT Holdings	626	12,190
†Estia Health	23,316	24,476
EVENT Hospitality and Entertainment	5,920	41,089
Evolution Mining	58,477	244,284
†FlexiGroup	18,761	14,622
†Flight Centre Travel Group	4,808	48,310
Fortescue Metals Group	79,533	934,356
†G8 Education	73,921	51,601
Genworth Mortgage Insurance Australia	15,397	17,291
†GrainCorp Class A	14,156	38,336
GUD Holdings	3,644	29,874
GWA Group	14,620	29,252
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Hansen Technologies	12,748	$ 35,607
Harvey Norman Holdings	31,910	103,859
†Healius	32,532	84,186
†HT&E	22,200	23,082
HUB24	3,141	42,326
†Huon Aquaculture Group	5,170	10,739
†IDP Education	6,152	84,691
IGO	28,098	84,680
†Iluka Resources	22,529	147,507
Imdex	35,738	34,560
†Incitec Pivot	85,816	125,738
Infomedia	19,919	23,297
Inghams Group	21,678	46,550
†Insurance Australia Group	53,105	168,046
†Intega Group	10,023	1,920
Integral Diagnostics	11,537	34,836
Integrated Research	6,964	17,750
InvoCare	6,790	47,706
IOOF Holdings	61,746	137,110
IPH	9,773	50,635
IRESS	11,542	80,201
IVE Group	13,275	7,281
†Japara Healthcare	13,564	3,817
JB Hi-Fi	8,291	281,894
Johns Lyng Group	8,230	16,481
Jupiter Mines	61,368	12,315
Kogan.com	2,775	40,513
LendLease Group	29,063	232,169
Lifestyle Communities	3,480	24,475
Link Administration Holdings (Australian Securities Exchange)	42,680	115,256
†Lovisa Holdings	2,325	14,019
†Lynas	34,806	58,587
MACA	12,400	7,388
Macmahon Holdings	102,720	18,957
Macquarie Group	3,729	323,246
Magellan Financial Group	4,300	177,349
†Mayne Pharma Group	92,739	26,087
†McMillan Shakespeare	6,278	37,243
McPherson's	8,569	18,796
Medibank	154,970	279,627
†Medusa Mining	34,142	20,475
†Mesoblast	24,142	89,114
†Metals X	32,061	1,621
Metcash	83,260	165,414
Mineral Resources	13,235	238,712
†MMA Offshore	114,419	4,771
Monadelphous Group	5,859	43,056
Monash IVF Group	25,246	11,750
Money3	12,830	19,416
Mortgage Choice	11,418	8,848
†Myer Holdings	88,520	13,502
†MyState	5,471	14,132
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
National Australia Bank	32,684	$ 419,889
Navigator Global Investments	2,382	2,617
Netwealth Group	7,114	78,337
†New Hope	36,510	34,028
Newcrest Mining	7,220	163,720
†NEXTDC	4,758	42,223
nib holdings	25,227	73,919
Nick Scali	2,060	12,665
Nine Entertainment	135,541	171,477
Northern Star Resources	24,095	238,758
NRW Holdings	32,810	48,516
Nufarm	15,085	41,913
OFX Group	8,551	6,729
Oil Search	38,732	74,084
OM Holdings	23,197	5,411
Omni Bridgeway	11,321	32,065
†oOh!media	48,209	42,521
Orica	6,358	70,789
Origin Energy	42,203	130,699
Orora	48,565	83,855
OZ Minerals	27,702	282,665
Pact Group Holdings	10,178	16,751
Peet	38,309	33,798
Pendal Group	13,114	51,904
Perenti Global	37,686	31,450
Perpetual	3,451	69,654
†Perseus Mining	96,454	95,701
†Pioneer Credit	5,416	1,022
Platinum Asset Management	14,872	32,975
†Praemium	19,514	7,493
Premier Investments	5,944	88,360
Pro Medicus	2,911	56,778
Propel Funeral Partners	7,166	14,717
PWR Holdings	7,683	26,375
†Qantas Airways	21,730	63,726
QBE Insurance Group	36,307	225,831
Ramelius Resources	60,311	91,089
†Ramsay Health Care	3,862	184,135
REA Group	988	78,673
Reece	6,925	64,520
†Regis Healthcare	6,738	5,055
Regis Resources	47,283	171,885
†Reject Shop	2,536	11,784
Reliance Worldwide	13,168	36,404
†Resolute Mining	69,900	47,265
†Ridley	36,736	21,545
Rio Tinto (Australian Securities Exchange)	9,742	665,392
Sandfire Resources	13,634	40,292
Santos	65,977	233,280
†Saracen Mineral Holdings	41,311	155,299
SeaLink Travel Group	4,852	19,407

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†SEEK	3,994	$ 61,613
Select Harvests	6,881	27,510
†Senex Energy	51,921	12,097
Servcorp	2,368	4,133
Service Stream	21,301	31,494
Seven Group Holdings	4,010	52,078
†Seven West Media	80,912	6,504
SG Fleet Group	11,452	12,661
†Sigma Healthcare	68,311	28,890
†Silver Lake Resources	56,622	95,045
†Sims	15,018	82,658
SmartGroup	2,355	9,722
Sonic Healthcare	4,745	112,680
South32	109,903	163,102
Southern Cross Media Group	164,318	17,746
Spark Infrastructure Group	86,273	126,740
=†SpeedCast International	13,963	2,963
SRG Global	36,425	7,643
St Barbara	60,609	130,980
†Star Entertainment Group	62,242	137,303
Steadfast Group	38,699	89,969
Suncorp Group	33,299	203,274
Super Retail Group	14,826	112,755
†Sydney Airport	19,204	81,549
†Tabcorp Holdings	114,746	276,322
Tassal Group	16,917	42,216
Technology One	17,176	98,399
Telstra	63,266	126,674
†TPG Telecom	23,933	126,293
Transurban Group	20,623	210,579
Treasury Wine Estates	14,589	93,738
†Tuas	11,966	4,567
†United Malt Grp	16,206	48,012
†Village Roadshow	10,980	17,293
†Virgin Australia Holdings	38,668	0
†Virtus Health	5,888	16,375
Vita Group	16,062	11,822
†Vocus Group	54,099	138,989
†Webjet	10,586	29,905
Wesfarmers	17,293	552,758
Western Areas	21,842	32,365
†Westgold Resources	16,915	29,098
†Westpac Banking	39,033	474,614
†Whitehaven Coal	62,311	47,185
Woodside Petroleum	12,374	157,052
Woolworths Group	16,898	441,860
Worley	16,705	116,429
WPP AUNZ	29,030	7,316
		26,109,973
Austria–0.41%
Agrana Beteiligungs	660	12,644
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
ANDRITZ	4,494	$ 138,710
AT&S Austria Technologie & Systemtechnik	2,359	44,558
CA Immobilien Anlagen	3,370	99,624
†DO & Co.	342	13,977
†Erste Group Bank	6,185	129,516
EVN	3,629	60,551
†Flughafen Wien	326	8,466
†Kapsch TrafficCom	264	3,823
†Lenzing	898	49,356
Mayr Melnhof Karton	417	72,340
Oesterreichische Post	2,358	79,345
OMV	5,086	139,158
Palfinger	713	19,661
†POLYTEC Holding	1,389	8,648
†Porr	855	11,685
Raiffeisen Bank International	10,645	162,932
Rosenbauer International	188	7,362
†S IMMO	2,366	40,279
Schoeller-Bleckmann Oilfield Equipment	676	17,996
†Semperit Holding	457	9,594
Strabag	1,807	55,614
Telekom Austria	13,782	97,437
UBM Development	240	8,717
UNIQA Insurance Group	11,469	69,417
Verbund	481	26,268
Vienna Insurance Group	4,153	92,417
voestalpine	9,005	237,334
Wienerberger	1,159	30,629
Zumtobel Group	1,947	12,503
		1,760,561
Belgium–1.08%
†Ackermans & van Haaren	1,865	241,902
Ageas	8,773	358,983
†AGFA-Gevaert	17,613	73,425
Anheuser-Busch InBev	12,397	667,460
Anheuser-Busch InBev ADR	1,200	64,656
†Barco	1,155	24,236
Bekaert	2,228	46,415
bpost	6,706	58,722
†Cie d'Entreprises CFE	740	48,799
Colruyt	3,086	200,271
†Deceuninck	2,600	4,536
D'ieteren	2,761	171,667
†Econocom Group	6,908	20,856
Elia Group	1,188	118,763
Euronav	19,454	171,966
EVS Broadcast Equipment	474	7,880
†Exmar	2,088	5,190
Fagron	4,288	108,312

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Gimv	1,582	$ 88,708
Immobel	390	29,909
†Jensen-Group	278	6,502
†KBC Group	7,758	389,033
†Kinepolis Group	664	23,600
Lotus Bakeries	22	86,436
Melexis	1,085	84,419
†Ontex Group	5,670	73,953
Orange Belgium	3,417	55,105
Picanol	88	6,261
Proximus	8,914	162,618
Recticel	4,441	45,415
Resilux	61	10,267
†Sioen Industries	782	17,297
†Sipef	408	20,418
Solvay Class A	5,180	445,648
Telenet Group Holding	1,893	73,475
TER Beke	48	5,797
†Tessenderlo Group	1,566	58,758
UCB	1,472	167,180
Umicore	7,923	329,553
Van de Velde	150	4,019
		4,578,410
Canada–9.50%
†5N Plus	6,300	8,469
Absolute Software	1,400	17,001
Acadian Timber Class C	800	9,763
†Advantage Oil & Gas	8,323	10,939
Aecon Group	4,300	44,177
Ag Growth International	900	18,317
AGF Management Class B	5,000	22,267
Agnico Eagle Mines	2,126	169,251
†Air Canada	5,006	58,987
AirBoss of America	1,300	18,921
Alamos Gold Class A	30,338	267,267
Alaris Equity Partners Income	3,689	30,309
†Alcanna	1,420	4,607
Algoma Central	1,600	12,100
Algonquin Power & Utilities	9,350	135,949
Algonquin Power & Utilities (New York Shares)	6,289	91,344
Alimentation Couche-Tard Class B	14,400	501,467
AltaGas	16,234	196,044
Altius Minerals	2,700	19,649
Altus Group	796	33,076
†Amerigo Resources	14,300	5,907
Andrew Peller Class A	1,500	11,378
†Aphria	18,600	82,398
ARC Resources	31,100	138,970
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Argonaut Gold	16,363	$ 33,057
†Aritzia	5,300	69,377
Atco Class I	2,800	80,937
†Athabasca Oil	26,708	2,608
†ATS Automation Tooling Systems	3,100	40,300
†Aurora Cannabis	761	3,539
†AutoCanada	1,479	20,138
B2Gold	101,560	661,278
Badger Daylighting	2,900	82,935
Bank of Montreal	2,318	135,506
Bank of Montreal (New York Shares)	9,396	548,820
Bank of Nova Scotia	1,800	74,782
Bank of Nova Scotia (New York Shares)	20,891	867,185
Barrick Gold (New York Shares)	6,977	196,123
†Bausch Health	14,262	221,631
†Baytex Energy	33,894	11,709
BCE	1,429	59,261
BCE (New York Shares)	1,620	67,181
Birchcliff Energy	22,653	26,029
Bird Construction	3,322	16,042
†Black Diamond Group	2,500	2,797
†BlackBerry	5,967	27,380
†BlackBerry (New York Shares)	34,951	160,425
BMTC Group	600	4,114
†Bonterra Energy	2,713	2,078
Boralex Class A	4,896	141,525
Brookfield Asset Management Class A	5,300	175,373
Brookfield Asset Management (New York Shares) Class A	3,846	127,149
†BRP	2,241	118,394
†CAE	2,800	40,963
†CAE (New York Shares)	7,974	116,580
Calian Group	600	30,303
Cameco	9,736	98,343
Cameco (New York Shares)	12,937	130,664
Canaccord Genuity Group	7,526	38,377
Canacol Energy	13,100	34,827
†Canada Goose Holdings	3,868	124,434
Canadian Imperial Bank of Commerce	4,332	323,806
Canadian Imperial Bank of Commerce (New York Shares)	6,405	478,582
Canadian National Railway	8,653	921,266
Canadian Natural Resources	13,955	223,649

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian Natural Resources (New York Shares)	57,324	$ 917,757
Canadian Pacific Railway	1,243	378,406
Canadian Tire Class A	1,284	129,331
Canadian Utilities Class A	3,145	75,014
Canadian Western Bank	6,945	140,042
†Canfor	6,500	73,174
†Canfor Pulp Products	2,900	10,868
†Canopy Growth	8,300	118,873
CanWel Building Materials Group	6,028	30,784
Capital Power	4,788	105,681
†Capstone Mining	14,500	15,790
†Cardinal Energy	4,400	1,437
Cascades	8,787	111,128
CCL Industries Class B	2,600	100,247
†Celestica	10,108	69,745
†Cenovus Energy	14,310	55,776
†Cenovus Energy (New York Shares)	11,110	43,218
Centerra Gold	13,627	158,524
Cervus Equipment	700	4,695
†CES Energy Solutions	18,401	10,779
†CGI	6,059	410,851
†China Gold International Resources	14,900	17,344
CI Financial	16,000	202,951
†Cineplex	5,656	30,626
†Clearwater Seafoods	2,700	12,166
Cogeco	600	39,676
Cogeco Communications	1,366	112,015
Colliers International Group	500	33,296
Colliers International Group (New York Shares)	1,986	132,446
Computer Modelling Group	8,100	31,389
Constellation Software	400	444,484
†Copper Mountain Mining	18,300	14,431
Corby Spirit & Wine	700	8,248
Corus Entertainment Class B	19,156	41,576
Crescent Point Energy	32,727	39,571
Crescent Point Energy (New York Shares)	2,503	3,054
†Crew Energy	5,725	1,462
†CRH Medical	1,667	3,617
†Denison Mines	25,260	10,623
†Descartes Systems Group	300	17,094
Dollarama	4,400	168,658
†Dorel Industries Class B	1,100	9,806
DREAM Unlimited Class A	4,119	60,166
Dundee Precious Metals	9,200	65,914
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
ECN Capital	26,530	$ 100,816
E-L Financial Class L	139	68,683
†Eldorado Gold	16,921	178,525
Element Fleet Management	33,535	279,049
Emera	3,609	148,258
Empire	7,238	210,093
Enbridge	8,043	234,969
Enbridge (New York Shares)	7,520	219,584
†Endeavour Mining	6,951	173,051
Enerflex	7,900	27,410
Enerplus	12,700	23,272
Enerplus (New York Shares)	17,501	32,552
Enghouse Systems	3,200	174,882
†Ensign Energy Services	9,100	3,964
Equitable Group	556	31,354
†ERO Copper	1,900	27,696
Evertz Technologies	1,800	15,411
Exchange Income	808	18,429
Exco Technologies	2,400	11,860
Extendicare	8,400	33,624
Fairfax Financial Holdings	628	184,926
Fiera Capital	3,700	28,371
Finning International	11,000	168,195
First National Financial	1,200	28,848
First Quantum Minerals	37,414	333,524
FirstService	1,900	250,675
Fortis	2,463	100,699
Fortis (New York Shares)	3,390	138,515
†Fortuna Silver Mines	15,827	100,676
Franco-Nevada	598	83,469
†Frontera Energy	5,800	9,278
†Galiano Gold	4,900	6,734
†Gamehost	1,600	5,900
†GDI Integrated Facility Services	600	16,794
†Gear Energy	24,579	2,953
Genworth MI Canada	2,441	63,300
George Weston	4,161	305,962
Gibson Energy	9,872	159,992
†Gildan Activewear	7,809	153,665
GMP Capital	7,300	10,691
goeasy	900	44,211
†Golden Star Resources	3,060	13,191
GoldMoney	6,400	11,535
†Gran Tierra Energy	33,675	7,840
†Great Canadian Gaming	3,973	71,938
Great-West Lifeco	8,495	166,002
Hardwoods Distribution	1,800	32,741
†Heroux-Devtek	2,187	15,176
High Liner Foods	2,452	15,689
†Home Capital Group	3,712	60,159

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Horizon North Logistics	2,620	$ 10,035
Hudbay Minerals	17,163	72,579
Husky Energy	11,284	26,101
Hydro One	4,900	103,847
Ia Financial	7,123	247,945
†IAMGOLD	30,700	117,815
†IAMGOLD Corporation	7,100	27,193
†IBI Group	2,100	10,314
IGM Financial	5,103	117,002
†Imperial Metals	3,600	8,300
Imperial Oil	5,528	66,119
Information Services	1,000	14,164
Innergex Renewable Energy	8,151	147,282
Intact Financial	1,335	142,949
Inter Pipeline	18,300	179,626
†Interfor	7,236	80,862
†International Petroleum	5,091	9,405
Intertape Polymer Group	4,327	48,192
Jamieson Wellness	2,000	63,325
†Just Energy Group	64	333
K-Bro Linen	800	16,672
†Kelt Exploration	13,500	14,498
Keyera	14,976	226,066
†Kinaxis	900	132,484
Kinross Gold	118,832	1,048,610
Kirkland Lake Gold	12,304	600,623
Lassonde Industries Class A	400	43,411
Laurentian Bank of Canada	3,487	71,623
Leon's Furniture	1,469	20,366
Linamar	4,576	136,124
Loblaw	4,733	247,856
†Lucara Diamond	28,465	10,689
Lundin Mining	45,309	252,823
Magellan Aerospace	1,000	5,122
Magna International	3,400	155,580
Magna International (New York Shares)	15,921	728,386
†Mainstreet Equity	200	10,798
†Major Drilling Group International	6,566	35,159
Manulife Financial	23,153	322,026
Maple Leaf Foods	5,022	102,397
Martinrea International	9,900	70,855
†Mav Beauty Brands	2,800	6,960
†MEG Energy	17,838	37,108
Methanex	200	4,877
Methanex (New York Shares)	2,761	67,368
Metro Class A	5,671	272,104
Morguard	86	6,771
Morneau Shepell	2,000	41,756
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Mountain Province Diamonds	4,500	$ 1,386
†MTY Food Group Class I	600	14,910
Mullen Group	8,500	57,516
National Bank of Canada	14,622	726,296
Neo Performance Materials	2,700	21,778
†New Gold	59,077	100,713
NFI Group	4,300	53,478
Norbord	2,200	64,900
North American Construction Group	1,200	7,813
North American Construction Group (New York Shares)	1,200	7,812
North West	3,800	103,879
Northland Power	6,846	207,095
Nutrien	3,500	137,235
Nutrien (New York Shares)	14,338	562,480
†NuVista Energy	9,000	4,326
†OceanaGold	40,614	62,528
Onex	4,296	191,643
Open Text	6,159	260,156
Osisko Gold Royalties	5,303	62,726
Osisko Gold Royalties (New York Shares)	2,306	27,280
†Painted Pony Energy	8,554	4,401
Pan American Silver	10,356	332,951
†Paramount Resources Class A	4,400	6,873
†Parex Resources	13,860	146,037
Park Lawn	2,100	43,371
Parkland	9,221	243,830
Pason Systems	5,362	21,302
Pembina Pipeline	2,484	52,719
Pembina Pipeline (New York Shares)	12,140	257,732
Peyto Exploration & Development	14,495	27,106
†Photon Control	9,100	9,636
Pizza Pizza Royalty	900	5,644
†Points International	700	6,776
Polaris Infrastructure	900	9,226
Pollard Banknote	800	10,568
†Precision Drilling	13,907	8,669
†Precision Drilling (New York Shares)	5,200	3,328
†Premier Gold Mines	23,496	45,173
Premium Brands Holdings	1,900	143,447
†Pretium Resources	7,271	93,258
Quarterhill	21,100	28,523
Quebecor Class B	7,600	190,121
†Real Matters	5,000	97,443
†Recipe Unlimited	1,200	8,913

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Restaurant Brands International	3,369	$ 193,680
Richelieu Hardware	3,600	95,059
Ritchie Bros Auctioneers	4,000	237,000
Rocky Mountain Dealerships	1,200	4,722
Rogers Communications Class B	500	19,834
Rogers Communications (New York Shares) Class B	6,960	275,964
†Roxgold	25,200	32,362
Royal Bank of Canada	13,875	974,183
Royal Bank of Canada (New York Shares)	23,644	1,658,390
Russel Metals	3,940	53,764
†Sandstorm Gold	7,229	61,022
Saputo	5,833	146,312
Secure Energy Services	14,200	14,610
†Seven Generations Energy Class A	21,796	58,764
Shaw Communications Class B	25,977	474,080
†ShawCor	5,185	8,138
†Shopify Class A	200	204,527
Sienna Senior Living	3,200	26,916
†Sierra Wireless	900	10,044
†Sierra Wireless (Nasdaq Stock Market)	1,955	21,818
†Sleep Country Canada Holdings	2,800	41,930
SNC-Lavalin Group	9,570	153,445
†Spin Master	1,100	23,742
†SSR Mining	13,025	243,079
†SSR Mining (New York Shares)	2,603	48,598
Stantec	2,500	75,908
Stantec (New York Shares)	2,136	64,806
†Stelco Holdings	2,870	24,485
Stella-Jones	4,800	162,577
†Storm Resources	6,000	9,373
Sun Life Financial	800	32,600
Sun Life Financial (New York Shares)	14,684	598,079
Suncor Energy	7,848	95,835
Suncor Energy (New York Shares)	35,755	437,284
†SunOpta	4,163	30,889
Superior Plus	13,700	120,996
†Surge Energy	21,900	3,043
†Tamarack Valley Energy	22,160	11,982
†Taseko Mines	18,300	19,378
TC Energy	21,220	891,606
†Teck Resources Class B	16,854	234,669
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Teck Resources (New York Shares) Class B	13,295	$ 185,066
†TeraGo	1,800	9,044
†Teranga Gold	9,160	96,584
TerraVest Industries	900	10,213
TFI International	6,800	284,348
Thomson Reuters	400	31,921
Thomson Reuters (New York Shares)	1,700	135,609
Tidewater Midstream and Infrastructure	18,184	10,788
Timbercreek Financial	8,565	53,710
†TORC Oil & Gas	13,034	13,900
†Torex Gold Resources	6,800	96,162
Toromont Industries	3,200	191,488
Toronto-Dominion Bank	6,688	309,651
Toronto-Dominion Bank (New York Shares)	19,230	889,195
†Total Energy Services	3,299	5,624
Tourmaline Oil	21,500	262,705
TransAlta	17,688	108,794
TransAlta (New York Shares)	11,388	70,036
TransAlta Renewables	6,464	81,216
Transcontinental Class A	7,600	93,834
†TransGlobe Energy	13,800	5,286
†Trican Well Service	12,870	11,115
†Trisura Group	500	31,824
†Turquoise Hill Resources	71,987	61,091
†Uni-Select	3,100	13,270
†Vermilion Energy	3,928	9,174
†Vermilion Energy (New York Shares)	7,129	16,682
Wajax	3,200	28,598
†Wesdome Gold Mines	14,900	140,658
West Fraser Timber	3,700	171,891
†Western Forest Products	44,500	33,754
Westshore Terminals Investment	4,267	48,741
Wheaton Precious Metals (New York Shares)	2,973	145,885
Whitecap Resources	36,400	66,154
†WildBrain	9,347	9,687
Winpak	1,695	57,856
WSP Global	2,616	171,787
Yamana Gold	56,509	321,251
Yellow Pages	2,300	19,346
		40,370,816
Chile–0.03%
Antofagasta	10,131	133,701
		133,701

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.00%
BOE Varitronix	37,000	$ 12,528
		12,528
Colombia–0.03%
Millicom International Cellular SDR	3,630	109,665
		109,665
Denmark–2.22%
ALK-Abello Class A	422	138,753
†Alm Brand	4,979	56,923
Ambu Class B	1,969	55,446
AP Moller - Maersk Class A	56	81,972
AP Moller - Maersk Class B	74	116,985
†Bang & Olufsen	4,116	9,250
†Bavarian Nordic	1,477	45,664
†Brodrene Hartmann	211	16,850
Carlsberg Class B	2,503	337,209
Chr Hansen Holding	2,409	267,413
Coloplast Class B	1,356	214,911
†Columbus	4,653	5,256
D/S Norden	2,354	38,257
†Danske Bank	17,951	242,807
†Demant	6,438	201,903
†Dfds	1,943	65,176
†Drilling	701	15,140
DSV PANALPINA	2,504	406,157
†FLSmidth & Co.	2,804	79,630
†Genmab	1,179	427,866
GN Store Nord	5,256	395,970
H Lundbeck	4,889	161,025
†H+H International Class B	1,148	22,812
†ISS	10,565	139,053
†Jyske Bank	5,084	142,857
†Matas	3,162	36,799
†Netcompany Group	249	20,651
†Nilfisk Holding	2,249	27,044
†NKT	979	29,231
NNIT	488	10,129
Novo Nordisk ADR	2,700	187,461
Novo Nordisk Class B	24,610	1,705,094
Novozymes Class B	5,513	346,505
Orsted	1,480	204,033
†Pandora	9,193	663,162
Per Aarsleff Holding Class B	1,112	46,648
Ringkjoebing Landbobank	2,075	157,506
Rockwool International Class A	352	120,495
Rockwool International Class B	642	246,333
Royal Unibrew	2,982	307,358
Scandinavian Tobacco Group Class A	6,206	91,912
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Schouw & Co.	1,091	$ 105,584
SimCorp	2,948	386,731
Solar Class B	701	33,174
†Spar Nord Bank	6,082	45,427
†Sydbank	3,568	55,937
†Tivoli	204	20,967
Topdanmark	3,407	164,915
Tryg	3,944	124,167
Vestas Wind Systems	2,892	467,366
†Vestjysk Bank	29,090	12,703
†Zealand Pharma	3,070	116,536
		9,419,153
Finland–1.62%
Ahlstrom-Munksjo	3,544	74,613
†Aktia Bank	3,682	39,851
Alma Media	1,259	10,988
Aspo	1,168	8,381
Atria	742	7,524
Cargotec	2,051	70,273
†Caverion	4,210	30,035
†Citycon	2,218	17,465
Elisa	5,266	309,594
†Enento Group	540	21,526
†Finnair	37,730	17,013
Fiskars	2,492	33,873
Fortum	12,388	250,463
†F-Secure	2,413	9,520
Huhtamaki	6,975	343,748
Kemira	9,101	115,941
Kesko Class A	6,192	153,581
Kesko Class B	16,144	415,950
Kojamo	3,374	72,466
Kone Class B	3,839	337,077
Konecranes	4,282	133,738
Lassila & Tikanoja	2,818	42,772
Metsa Board	11,635	95,945
Neles	3,953	53,458
Neste	10,960	577,150
†Nokia (London Stock Exchange)	97,354	381,030
†Nordea Bank	92,732	704,097
Olvi Class A	1,276	64,727
Oriola Class B	10,932	24,225
Orion Class A	1,499	68,096
Orion Class B	6,779	307,134
†Outokumpu	23,000	61,531
Outotec	26,300	183,274
Ponsse	944	26,130
†QT Group	745	30,879
Revenio Group	804	36,488
Sampo Class A	5,531	219,043
Sanoma	5,246	67,165
†Stockmann Class B	1,585	1,466

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Stora Enso Class R	25,173	$ 394,009
TietoEVRY	2,578	71,275
Tikkurila	2,609	45,636
Tokmanni Group	5,246	92,629
UPM-Kymmene	14,489	441,000
Uponor	3,944	68,911
Vaisala Class A	1,389	60,174
Valmet	8,041	198,349
Wartsila	1,651	12,966
YIT	11,776	70,986
		6,874,165
France–7.44%
†Accor	4,172	116,774
Aeroports de Paris	555	55,059
†Air France-KLM	27,389	94,358
Air Liquide	4,821	764,175
†Airbus	6,515	472,504
†Akka Technologies	858	16,629
AKWEL	593	11,819
Albioma	2,638	137,173
†Alstom	2,751	137,421
†Alten	948	89,808
†Amundi	1,083	76,335
Arkema	5,566	590,131
Assystem	625	17,620
†Atos	5,977	480,288
Aubay	366	13,436
AXA	22,429	415,115
†Axway Software	477	10,610
†Bastide le Confort Medical	242	13,690
Beneteau	3,551	28,602
†Bigben Interactive	645	11,236
BioMerieux	469	73,413
†BNP Paribas	12,282	444,295
Boiron	873	41,812
Bollore	45,459	169,326
Bonduelle SCA	1,767	40,948
Bouygues	13,550	468,238
†Bureau Veritas	12,042	271,443
Burelle	10	6,483
Capgemini	3,163	405,798
Carrefour	33,850	540,892
†Casino Guichard Perrachon	2,697	65,462
†Cegedim	545	17,125
†CGG	51,187	34,139
Chargeurs	816	16,003
†Cie de Saint-Gobain	15,139	634,129
Cie Generale des Etablissements Michelin	10,916	1,171,805
Cie Plastic Omnium	5,008	132,332
†CNP Assurances	4,598	57,665
†Coface	8,061	56,384
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Creditricole	17,709	$ 154,509
Danone	12,966	839,872
†Dassault Aviation	6	5,061
Dassault Systemes	378	70,528
Derichebourg	9,326	27,550
†Devoteam	479	54,512
Edenred	5,642	253,304
†Eiffage	6,266	511,398
†Electricite de France	16,630	175,670
Electricite de Strasbourg	55	7,287
†Elior Group	6,149	28,549
†Elis	11,423	144,202
†Engie	27,380	365,893
†Eramet	660	16,659
†EssilorLuxottica	2,052	279,352
†Esso SA Francaise	184	1,618
†Etablissements Maurel et Prom	5,157	8,919
†Europcar Mobility Group	8,623	7,378
Eutelsat Communications	17,127	166,811
†Exel Industries Class A	95	3,756
†Faurecia	5,931	255,652
†Fnac Darty	1,519	68,073
Gaztransport Et Technigaz	1,672	159,446
†Getlink	13,551	183,566
†GL Events	866	8,426
†Groupe Crit	390	23,122
†Groupe Open	435	7,548
Guerbet	783	25,154
Haulotte Group	610	2,871
Hermes International	366	315,218
†HEXAOM	195	7,471
†ID Logistics Group	205	44,303
Iliad	684	125,469
Imerys	3,251	120,846
†Ingenico Group	3,520	545,363
Ipsen	2,638	275,760
IPSOS	2,383	59,575
Jacquet Metal Service	1,315	12,797
†JCDecaux	6,129	105,959
Kaufman & Broad	1,637	65,023
Kering	872	578,434
†Korian	3,789	132,780
†Lagardere SCA	11,106	274,425
†Le Belier	321	14,339
Lectra	2,401	56,754
Legrand	6,230	496,215
Linedata Services	218	6,620
†LISI	2,070	41,161
LNA Sante	292	16,213
L'Oreal	614	199,813
LVMH Moet Hennessy Louis Vuitton	3,966	1,855,693
†Maisons du Monde	3,382	50,809

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Manitou BF	943	$ 18,176
Manutan International	120	7,360
†Mersen	822	25,222
†Metropole Television	1,918	22,899
†Natixis	47,444	106,620
†Nexans	2,567	148,303
Nexity	2,772	84,298
†Oeneo	52	679
Orange	65,479	682,000
Orange ADR	1,900	19,722
†Orpea	2,468	280,406
Pernod Ricard	1,067	170,118
†Peugeot	35,699	647,382
†Pierre & Vacances	210	2,941
Publicis Groupe	16,664	537,080
Quadient	2,522	34,154
†Rallye	1,545	6,291
Remy Cointreau	293	53,482
†Renault	1,453	37,692
†Rexel	15,335	192,271
Robertet	45	51,283
†Rothschild & Co.	2,741	77,066
Rubis SCA	3,704	148,296
†Safran	4,282	421,293
Sanofi	10,358	1,037,994
Sartorius Stedim Biotech	594	205,027
†Savencia	292	18,145
Schneider Electric	3,458	429,826
†SCOR	12,417	345,713
SEB	1,269	206,430
Seche Environnement	286	11,110
Societe BIC	1,368	71,701
†Societe Generale	21,431	284,473
Societe pour l'Informatique Industrielle	665	15,438
Sodexo	3,903	278,221
†SOITEC	1,058	152,347
†Solocal Group	392,703	14,123
Somfy	487	68,632
†Sopra Steria Group	1,456	230,818
†SPIE	8,182	146,630
†Stef	359	30,723
STMicroelectronics	22,956	704,060
STMicroelectronics (New York Shares)	1,700	52,173
Suez	9,314	172,095
Sword Group	504	18,729
†Synergie	615	17,414
†Tarkett	4,534	60,885
Technicolor	368	550
Teleperformance	2,918	899,625
†Television Francaise 1	5,220	31,954
Thales	2,815	210,978
Thermador Groupe	504	32,235
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
TOTAL	40,791	$ 1,400,867
TOTAL ADR	4,971	170,505
Total Gabon	19	2,425
Trigano	575	88,793
†Ubisoft Entertainment	6,574	592,501
Union Financiere de France	430	9,855
Valeo	16,767	514,884
†Vallourec	521	10,329
†Valneva	3,136	25,729
Veolia Environnement	8,376	180,721
Vetoquinol	184	15,074
Vicat	1,860	62,261
Vilmorin & Cie	478	27,966
†Vinci	13,059	1,091,165
†Virbac	258	59,772
Vivendi	14,568	406,868
		31,640,999
Germany–6.83%
1&1 Drillisch	2,546	56,274
7C Solarparken	3,700	15,778
†Aareal Bank	4,128	83,111
†adidas	2,130	687,866
†ADO Properties	2,814	77,859
†ADVA Optical Networking	4,994	35,361
All for One Group	186	11,720
Allgeier	430	26,249
Allianz	6,157	1,181,711
†Amadeus Fire	302	37,465
Atoss Software	162	25,321
Aurubis	2,579	175,450
BASF	7,979	485,889
Basler	144	8,506
†Bauer	962	10,356
Bayer	15,105	931,883
Bayerische Motoren Werke	10,545	765,326
BayWa	899	29,579
Bechtle	1,602	324,154
Beiersdorf	503	57,109
bet-at-home.com	209	8,703
Bilfinger	1,473	26,861
†Borussia Dortmund & Co.	7,028	42,144
Brenntag	8,908	566,387
CANCOM	1,457	75,258
Carl Zeiss Meditec Class B	619	78,180
†CECONOMY	8,889	43,682
†CENIT	409	6,138
†Centrotec	677	11,501
Cewe Stiftung & Co.	635	69,611
†Commerzbank	43,134	212,122
CompuGroup Medical	1,663	153,887
Continental	4,647	503,588
†Corestate Capital Holding	853	16,722

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Covestro	10,983	$ 544,647
CropEnergies	1,890	32,840
†CTS Eventim & Co.	3,858	186,469
Daimler	18,663	1,006,777
†Delivery Hero	227	26,046
†Deutsche Bank	39,833	335,769
†Deutsche Bank (New York Shares)	10,580	88,872
Deutsche Boerse	2,544	446,015
†Deutsche Lufthansa	17,580	152,274
†Deutsche Pfandbriefbank	14,973	99,270
Deutsche Post	16,284	738,896
Deutsche Telekom	79,840	1,329,338
Deutsche Telekom ADR	4,300	72,455
Deutsche Wohnen	4,160	207,914
†Deutz	12,779	74,104
DIC Asset	3,885	46,633
Draegerwerk & Co.	351	25,880
Duerr	3,943	120,632
E.ON	57,318	631,782
Eckert & Ziegler	840	42,979
†EDAG Engineering Group	532	5,336
Elmos Semiconductor	176	4,288
†ElringKlinger	2,669	20,599
Energiekontor	647	29,177
Evonik Industries	2,765	71,528
†Evotec	3,694	97,390
†Fielmann	1,757	141,110
First Sensor	589	27,766
†Francotyp-Postalia Holding Class A	282	1,065
†Fraport Frankfurt Airport Services Worldwide	1,932	76,066
Freenet	12,360	249,707
Fresenius & Co.	10,607	482,346
Fresenius Medical Care & Co.	9,023	762,774
Fuchs Petrolub	1,564	58,644
GEA Group	7,243	253,782
Gerresheimer	2,539	284,140
Gesco	598	8,416
GFT Technologies	1,564	21,218
Grand City Properties	2,985	72,085
†H&R & Co.	1,285	7,623
Hamburger Hafen und Logistik	2,777	48,469
Hannover Rueck	938	145,213
Hapag-Lloyd	593	32,086
HeidelbergCement	3,729	227,864
†Heidelberger Druckmaschinen	22,239	14,615
†Hella & Co.	4,241	213,911
Henkel & Co.	649	60,700
HOCHTIEF	1,187	92,146
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†HolidayCheck Group	3,631	$ 6,389
Hornbach Baumarkt	449	23,847
Hornbach Holding & Co.	973	113,623
HUGO BOSS	3,703	92,559
†Hypoport	189	118,392
Indus Holding	1,375	45,220
Infineon Technologies	34,567	974,298
†Instone Real Estate Group	2,043	47,326
Jenoptik	2,163	57,996
†JOST Werke	269	10,849
K+S	12,746	87,728
KION Group	5,935	506,785
†Kloeckner & Co.	5,996	38,221
Knorr-Bremse	226	26,614
†Koenig & Bauer	782	17,608
Krones	579	35,806
KWS Saat	326	27,520
LANXESS	5,727	327,677
LEG Immobilien	1,920	273,674
Leifheit	726	27,579
†Leoni	1,918	11,367
LPKF Laser & Electronics	1,161	30,740
†Manz	413	11,699
†Medigene	1,735	8,173
Merck	839	122,320
METRO	19,411	193,311
MLP	5,144	34,662
MTU Aero Engines	1,934	320,600
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,602	407,256
Nemetschek	2,793	204,144
†New Work	145	44,286
Nexus	689	37,112
†Nordex	2,860	36,940
Norma Group	2,584	80,285
†OHB	563	25,379
PATRIZIA	1,823	49,537
Pfeiffer Vacuum Technology	348	72,167
PNE	7,182	45,241
Porsche Automobil Holding	3,828	227,735
†ProSiebenSat.1 Media	17,596	230,598
PSI Software	901	26,253
†Puma	2,126	191,117
†PVA TePla	1,053	14,566
†QIAGEN	825	42,850
QSC	11,002	16,837
Rational	114	89,418
Rheinmetall	3,893	349,155
RWE	13,745	514,741
†S&T	2,163	45,254
†SAF-Holland	3,803	30,630

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Salzgitter	2,683	$ 44,278
SAP	8,463	1,317,842
Sartorius	1,144	468,896
Scout24	2,728	237,955
Secunet Security Networks	79	25,634
Siemens	6,306	796,378
Siltronic	1,210	108,406
†Sixt	1,046	94,264
Software	2,664	131,433
Stabilus	1,248	73,057
STRATEC Biomedical	297	43,151
†Stroeer & Co.	2,308	179,282
Suedzucker	6,877	133,022
†SUESS MicroTec	815	15,072
Surteco Group	396	9,889
Symrise	2,556	353,041
†TAG Immobilien	5,727	172,691
†Takkt	2,185	27,258
†Talanx	2,814	90,860
†Technotrans	604	13,623
†Tele Columbus	4,562	13,612
Telefonica Deutschland Holding	84,277	215,391
†thyssenkrupp	15,032	75,637
Traffic Systems	421	15,203
Uniper	4,716	152,228
United Internet	8,958	342,579
VERBIO Vereinigte BioEnergie	2,083	45,465
Volkswagen	1,206	210,790
Vonovia	6,381	437,436
†Vossloh	415	16,405
Wacker Chemie	1,267	122,957
†Wacker Neuson	2,960	60,234
†Washtec	765	33,174
Wuestenrot & Wuerttembergische	1,974	33,050
		29,045,684
Greenland–0.12%
Ferguson	5,075	510,699
		510,699
Hong Kong–2.64%
AIA Group	179,800	1,787,229
=Allied Properties	148,000	36,475
ASM Pacific Technology	7,100	72,684
Bank of East Asia	53,726	99,182
BOC Aviation	16,200	111,004
BOC Hong Kong Holdings	44,000	116,643
BOCOM International Holdings	59,000	8,188
Bright Smart Securities & Commodities Group	48,000	10,646
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
=†Brightoil Petroleum Holdings	123,000	$ 4,464
=†Burwill Holdings	208,000	357
†Cafe de Coral Holdings	48,000	101,402
†Cathay Pacific Airways	112,909	78,190
†Century City International Holdings	124,000	6,535
†China Display Optoelectronics Technology Holdings	192,000	10,341
China Motor Bus	1,600	20,875
Chong Hing Bank	21,000	24,370
Chow Sang Sang Holdings International	15,000	16,149
Chow Tai Fook Jewellery Group	32,000	41,855
†Chuang's Consortium International	88,000	10,610
CITIC Telecom International Holdings	159,000	50,862
CK Asset Holdings	56,680	278,510
CK Hutchison Holdings	60,180	364,676
CK Infrastructure Holdings	13,000	61,006
CK Life Sciences International Holdings	84,000	9,700
CLP Holdings	23,500	219,425
†CNQC International Holdings	42,500	3,634
Convenience Retail Asia	48,000	24,882
CSI Properties	300,000	9,041
Dah Sing Banking Group	44,000	38,249
Dah Sing Financial Holdings	13,200	31,859
Eagle Nice International Holdings	4,000	1,755
Emperor International Holdings	106,000	15,931
Fairwood Holdings	6,000	14,092
Far East Consortium International	111,000	31,229
FIH Mobile	344,000	49,155
First Pacific	172,000	46,756
†First Shanghai Investments	16,000	615
Fountain SET Holdings	70,000	7,969
†Galaxy Entertainment Group	41,000	277,188
Get Nice Holdings	752,000	16,464
Giordano International	126,000	22,075
=†Gold-Finance Holdings	80,000	139
†Goodbaby International Holdings	98,000	12,376
Great Eagle Holdings	14,000	32,001

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Great Harvest Maeta Group Holdings	75,000	$ 11,322
Guotai Junan International Holdings	144,000	19,298
Haitong International Securities Group	204,864	49,338
Hang Lung Group	52,000	118,824
Hang Lung Properties	50,000	127,428
Hang Seng Bank	15,800	234,074
Hanison Construction Holdings	16,639	2,134
Henderson Land Development	30,412	112,923
HK Electric Investments	40,500	41,872
HKBN	29,000	55,343
HKR International	50,160	20,152
HKT Trust	170,000	225,642
Hong Kong & China Gas	26,964	39,153
Hong Kong Exchanges & Clearing	14,043	661,053
†Hong Kong Finance Investment Holding Group	158,000	12,266
†Hongkong & Shanghai Hotels	43,044	33,388
Hongkong Land Holdings	23,300	86,807
Hysan Development	28,000	84,207
†I-CABLE Communications	16,026	120
IGG	87,000	99,935
†IT	50,000	6,558
ITC Properties Group	32,819	3,625
†Johnson Electric Holdings	29,500	64,286
K Wah International Holdings	56,000	27,070
Kerry Logistics Network	62,000	112,341
Kerry Properties	37,500	96,444
Kingston Financial Group	186,000	16,971
Kowloon Development	35,000	42,869
Lai Sun Development	30,300	27,449
Lai Sun Garment International	14,305	14,397
†Landing International Development	96,000	2,945
†Lifestyle International Holdings	28,500	23,347
Liu Chong Hing Investment	10,000	8,157
L'Occitane International	27,750	48,565
Luk Fook Holdings International	21,000	50,915
†Macau Legend Development	150,000	20,403
Man Wah Holdings	160,800	215,367
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Melco International Development	41,000	$ 72,248
†Melco Resorts & Entertainment ADR	600	9,990
Miramar Hotel & Investment	13,000	21,816
†Modern Dental Group	65,000	10,606
MTR	15,938	79,099
NagaCorp	106,000	126,685
†Nameson Holdings	38,000	1,726
New World Development	64,769	316,183
†NewOcean Energy Holdings	62,000	5,546
NWS Holdings	104,058	79,480
Pacific Basin Shipping	309,000	47,602
†Pacific Century Premium Developments	37,368	9,854
Pacific Textiles Holdings	82,000	38,266
PC Partner Group	28,000	5,938
PCCW	346,000	206,985
†Pico Far East Holdings	58,000	6,926
Polytec Asset Holdings	88,500	7,560
Power Assets Holdings	19,500	102,780
†PRADA	29,100	114,496
Public Financial Holdings	24,000	5,543
†Regal Hotels International Holdings	18,000	6,734
Regina Miracle International Holdings	29,000	7,783
†Sa International Holdings	124,445	21,706
†Samsonite International	102,600	104,181
†Shangri-La Asia	84,000	68,873
Shenwan Hongyuan	20,000	2,337
Shun Tak Holdings	32,000	10,310
Singamas Container Holdings	72,000	2,889
Sino Land	91,726	107,384
SITC International Holdings	132,000	182,881
SmarTone Telecommunications Holdings	33,500	17,835
Soundwill Holdings	5,000	4,400
†Stella International Holdings	36,000	35,372
Sun Hung Kai & Co.	54,000	21,143
Sun Hung Kai Properties	17,000	219,071
SUNeVision Holdings	49,000	40,167
Swire Pacific Class A	19,000	91,988
Swire Pacific Class B	45,000	37,496
Swire Properties	13,400	35,504
†Tao Heung Holdings	2,000	233
Techtronic Industries	36,500	485,293
†Television Broadcasts	36,000	31,308

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Texwinca Holdings	36,000	$ 5,055
TK Group Holdings	26,000	8,709
†TOM Group	44,000	6,415
Tradelink Electronic Commerce	74,000	7,847
†Transport International Holdings	14,232	26,099
Union Medical Healthcare	28,000	16,846
United Laboratories International Holdings	48,000	49,643
=Untrade.Pac Andes International holdings	338,000	1,195
Vitasoy International Holdings	38,000	148,180
VPower Group International Holdings	11,000	4,045
VSTECS Holdings	32,000	21,264
VTech Holdings	12,100	75,475
WH Group	496,500	404,998
Wharf Holdings	59,000	118,329
Wharf Real Estate Investment	38,000	155,764
Wing On Co. International	3,000	6,615
Wing Tai Properties	16,000	7,721
Xinyi Glass Holdings	140,000	283,140
†Yue Yuen Industrial Holdings	52,000	84,276
†Zhaobangji Properties Holdings	112,000	17,064
		11,246,673
Ireland–1.07%
†AIB Group	39,465	40,486
†Bank of Ireland Group	51,381	95,258
†C&C Group	21,795	55,115
†Cairn Homes	36,288	33,626
CRH	865	31,366
CRH ADR	40,003	1,443,708
†FBD Holdings	271	2,002
†Flutter Entertainment	6,814	1,077,484
Glanbia	882	9,107
Irish Continental Group	13,703	49,909
†James Hardie Industries	10,780	258,416
Kerry Group Class A	390	49,953
†Kingspan Group	7,952	723,682
†Permanent TSB Group Holdings	929	541
Smurfit Kappa Group	13,172	516,842
UDG Healthcare	14,537	144,599
		4,532,094
Isle Of Man–0.09%
†GVC Holdings	29,211	365,845
		365,845
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.78%
†Africa Israel Properties	1,061	$ 25,727
†Airport City	3,084	32,198
†Alrov Properties and Lodgings	323	9,338
Arad	603	7,133
†Arko Holdings	24,824	16,674
Ashtrom Group	3,232	38,116
Ashtrom Properties	2,601	11,292
†Azorim-Investment Development & Construction	3,495	6,225
Azrieli Group	254	11,340
Bank Hapoalim	30,862	164,894
Bank Leumi Le-Israel	52,127	229,482
Bayside Land	42	24,265
†Bezeq The Israeli Telecommunication	60,878	70,549
†Big Shopping Centers	238	17,691
Blue Square Real Estate	300	11,574
†Brack Capital Properties	158	11,732
†Camtek	1,050	16,183
†Cellcom Israel	6,426	26,209
†Clal Insurance Enterprises Holdings	2,208	20,809
Danel Adir Yeoshua	234	27,067
Delek Automotive Systems	3,464	17,019
†Delek Group	304	5,870
Delta Galil Industries	368	5,927
Dor Alon Energy	819	15,246
†El Al Israel Airlines	17,349	3,256
Elbit Systems	270	32,774
Elbit Systems (New York Shares)	380	45,714
Electra	116	52,318
Electra Consumer Products 1970	515	14,129
†Electra Real Estate	1,339	5,616
†Energix-Renewable Energies	2,222	8,837
†Equital	1,783	32,116
†First International Bank of Israel	3,895	80,844
FMS Enterprises Migun	399	8,789
Formula Systems 1985	762	64,536
Fox Wizel	1,055	69,604
†Gilat Satellite Networks	1,455	8,188
†Hadera Paper	295	8,807
†Ham-Let Israel-Canada	535	7,703
†Harel Insurance Investments & Financial Services	9,588	59,976
Hilan	1,352	59,058
ICL Group	34,761	122,830
†IDI Insurance	511	12,551

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Industrial Buildings	25,661	$ 47,811
Inrom Construction Industries	2,596	10,484
Isracard	947	2,348
Israel Discount Bank Class A	43,546	117,474
Israel Land Development - Urban Renewal	991	6,516
Isras Investment	128	19,598
†Kamada	634	5,413
Kerur Holdings	403	11,494
Malam - Team	207	35,418
Matrix IT	2,451	57,634
Maytronics	4,037	62,083
Mega Or Holdings	1,052	25,409
†Mehadrin	38	1,632
Meitav Dash Investments	2,844	9,718
†Menora Mivtachim Holdings	2,003	24,334
†Migdal Insurance & Financial Holdings	29,788	19,388
†Minrav Holdings	60	7,304
Mizrahi Tefahot Bank	6,227	110,453
†Naphtha Israel Petroleum	2,641	10,043
†Nawi Brothers	1,174	5,136
Neto ME Holdings	91	3,819
†Nice	211	47,839
†Nice Sponsored ADR	848	192,521
†Nova Measuring Instruments	1,159	60,866
Oil Refineries	183,266	32,654
One Software Technologies	180	14,275
OPC Energy	2,934	26,687
†Partner Communications	7,166	28,052
Paz Oil	555	43,546
†Phoenix Holdings	9,536	44,252
Plasson Industries	216	9,030
Plus500	6,766	136,769
Priortech	909	12,041
Rami Levy Chain Stores Hashikma Marketing 2006	414	28,482
†Scope Metals Group	396	6,952
†Shapir Engineering and Industry	4,570	30,590
†Shikun & Binui	16,387	73,490
Shufersal	9,132	71,402
Strauss Group	2,037	58,474
Tadiran Holdings	507	33,137
†Teva Pharmaceutical Industries ADR	12,716	114,571
†Tower Semiconductor	5,841	106,423
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
YH Dimri Construction & Development	672	$ 19,700
		3,305,468
Italy–2.50%
A2A	103,471	150,293
ACEA	4,679	98,407
†Amplifon	7,582	271,135
Anima Holding	20,240	79,356
†Aquafil	1,318	5,460
†Arnoldo Mondadori Editore	9,603	12,747
Ascopiave	2,898	10,800
Assicurazioni Generali	19,322	272,332
†Atlantia	18,375	287,776
†Autogrill	10,024	45,260
†Avio	1,339	21,037
Azimut Holding	9,520	171,902
=†Banca Carige	7,846	3
†Banca Farmafactoring	10,088	56,735
†Banca Generali	3,118	94,829
†Banca IFIS	2,288	22,055
Banca Mediolanum	9,367	67,445
†Banca Monte dei Paschi di Siena	3,450	5,613
†Banca Popolare di Sondrio	26,099	54,699
†Banco BPM	134,908	228,196
†Banco di Desio e della Brianza	4,685	11,166
BasicNet	1,798	6,750
Be Shaping The Future	10,569	13,243
†Biesse	435	7,399
†BPER Banca	36,635	85,335
†Brembo	13,372	133,721
†Brunello Cucinelli	1,999	60,949
Buzzi Unicem	7,113	134,971
†Cairo Communication	8,441	12,588
Carel Industries	1,549	32,739
Cementir Holding	2,477	17,146
†Cerved Group	11,139	79,717
†CIR SpA-Compagnie Industriali	42,425	19,449
†CNH Industrial	45,256	350,025
†Credito Emiliano	9,703	45,367
†Credito Valtellinese	4,776	45,593
Danieli & C Officine Meccaniche	5,604	71,028
Davide Campari-Milano	2,665	29,087
†De' Longhi	2,087	71,359
DiaSorin	1,484	298,569
†doValue	1,975	19,613
†Elica	3,193	9,467
Enel	138,122	1,198,334
Eni	25,819	201,803

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
ERG	2,382	$ 59,907
†Esprinet	1,533	13,568
Falck Renewables	8,814	55,617
Ferrari	2,515	461,550
Fiera Milano	2,272	6,303
†Fincantieri	11,573	7,454
†FinecoBank Banca Fineco	20,424	281,314
†Geox	789	553
Gruppo MutuiOnline	1,221	33,894
†Guala Closures	3,228	23,730
Hera	47,402	174,785
†Illimity Bank	2,200	23,306
†IMA Industria Macchine Automatiche	1,092	86,165
†IMMSI	4,790	1,974
Infrastrutture Wireless Italiane	2,042	22,528
†Intesa Sanpaolo	346,529	651,966
Iren	32,369	83,238
Italgas	18,912	119,275
†Juventus Football Club	33,533	33,442
La Doria	2,117	27,702
Leonardo	15,791	92,230
†Maire Tecnimont	9,843	17,124
†MARR	2,026	32,554
Massimo Zanetti Beverage Group	2,053	11,941
†Mediaset	31,335	60,102
Mediobanca Banca di Credito Finanziario	21,741	170,361
†Moncler	7,433	304,170
†OVS	20,195	23,341
Piaggio & C	13,390	36,177
†Pirelli & C	18,493	79,237
Poste Italiane	14,199	125,829
†Prima Industrie	237	3,086
Prysmian	11,048	320,698
RAI Way	7,667	48,675
Recordati Industria Chimica e Farmaceutica	1,750	89,644
Reno de Medici	19,356	20,392
Reply	1,161	133,812
†Rizzoli Corriere Della Sera Mediagroup	17,359	10,299
Sabaf	510	7,676
†Safilo Group	2,772	1,847
Saipem	25,640	44,100
†Salvatore Ferragamo	5,085	74,836
†Saras	40,141	20,968
Servizi Italia	1,444	3,551
†Sesa	667	66,916
Snam	46,113	237,148
†Societa Cattolica di Assicurazioni SC	15,820	84,209
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
SOL	1,200	$ 16,672
†Technogym	3,868	33,081
Telecom Italia	477,061	191,207
Telecom Italia RSP	403,614	162,968
Terna Rete Elettrica Nazionale	34,565	241,844
†Tinexta	1,206	23,470
†Tod's	380	11,068
†UniCredit	51,499	425,496
†Unieuro	1,596	21,062
†Unipol Gruppo	39,682	173,409
UnipolSai Assicurazioni	40,163	104,731
Webuild	8,251	9,664
Zignago Vetro	1,349	21,162
		10,636,526
Japan–24.49%
77 Bank	4,800	74,109
A&D	2,600	16,175
ABC-Mart	500	26,033
Achilles	800	13,395
Acom	11,800	51,329
Adastria	1,600	25,243
ADEKA	6,100	87,847
Ad-sol Nissin	1,300	33,306
Advantest	3,800	184,834
Aeon	12,600	338,951
Aeon Delight	1,500	41,624
Aeon Fantasy	1,000	15,579
AEON Financial Service	8,300	75,661
Aeon Hokkaido	2,300	19,126
Aeon Mall	3,000	42,171
†Aeria	1,700	8,252
AGC	6,700	196,909
Agro-Kanesho	800	13,721
†Ahresty	1,900	6,018
Ai Holdings	2,600	47,985
Aica Kogyo	1,900	67,732
Aichi	3,200	26,817
Aichi Bank	600	17,335
†Aichi Steel	1,200	29,747
Aichi Tokei Denki	500	21,653
Aida Engineering	5,700	39,211
†Aiful	30,100	78,002
Ain Holdings	1,500	105,089
Air Water	12,600	170,411
Airport Facilities	2,700	11,947
Aisan Industry	2,000	8,942
Aisin Seiki	5,800	185,566
Ajinomoto	9,800	200,851
Ajis	700	18,323
Akatsuki	4,400	28,399
†Akebono Brake Industry	7,100	10,022
Akita Bank	1,500	22,583

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Albis	600	$ 16,078
Alconix	1,500	21,769
Alfresa Holdings	3,600	78,850
Alinco	2,100	19,366
Alpen	2,200	41,620
Alps Alpine	15,024	202,518
Altech	1,980	38,647
Amada	16,500	154,353
Amano	3,800	88,355
Amiyaki Tei	300	8,352
†Amuse	600	13,850
†ANA Holdings	2,000	46,261
Anest Iwata	1,300	10,705
Anritsu	4,600	104,825
AOKI Holdings	3,000	15,087
Aomori Bank	1,800	42,916
Aoyama Trading	3,400	17,913
Aozora Bank	5,700	94,646
Arakawa Chemical Industries	1,000	12,047
Arata	800	39,931
Arcland Sakamoto	1,600	32,845
Arcland Service Holdings	1,400	28,174
Arcs	3,000	77,019
Arealink	700	6,262
Argo Graphics	800	27,483
Ariake Japan	300	20,358
As One	200	28,653
Asahi	1,900	33,367
Asahi Group Holdings	6,300	219,571
Asahi Holdings	3,300	107,130
Asahi Intecc	5,600	176,000
Asahi Kasei	48,000	418,734
Asahi Kogyosha	500	14,612
Asahi Net	1,400	12,713
ASAHI YUKIZAI	1,500	19,394
Asante	800	12,229
Asanuma	500	19,573
Asia Pile Holdings	1,700	7,932
Asics	3,400	47,538
ASKA Pharmaceutical	2,200	29,744
ASKUL	1,000	40,849
Astellas Pharma	30,900	460,614
Ateam	900	6,738
Atom	4,300	35,289
†Atrae	500	14,715
Autobacs Seven	5,300	69,033
Avantia	2,200	16,960
Awa Bank	3,000	73,860
Axial Retailing	1,200	56,353
Azbil	1,600	59,952
Bandai Namco Holdings	3,500	256,445
Bando Chemical Industries	4,300	24,583
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bank of Iwate	1,400	$ 33,831
Bank of Kochi	500	4,093
Bank of Kyoto	3,100	149,885
Bank of Nagoya	700	17,016
Bank of Okinawa	1,580	47,278
Bank of Saga	1,500	18,661
Bank of the Ryukyus	3,500	30,417
Bank of Toyama	500	16,850
Baroque Japan	2,900	17,525
BayCurrent Consulting	1,000	139,486
Belc	900	66,493
Bell System24 Holdings	3,000	50,616
Belluna	3,800	34,598
Benefit One	3,600	91,201
Benesse Holdings	3,600	92,660
BeNEXT Group	1,600	17,308
Bic Camera	5,500	61,119
BML	1,000	30,214
Bourbon	500	9,268
BP Castrol KK	1,800	21,024
Bridgestone	13,700	433,045
Broadleaf	3,800	19,754
Brother Industries	11,500	182,935
Bunka Shutter	4,300	34,030
C Uyemura & Co.	300	19,420
Calbee	1,700	55,995
Can Do	500	10,320
Canon	10,400	172,500
Canon Electronics	1,900	26,628
Canon Marketing Japan	2,800	56,201
Capcom	2,600	145,102
Carlit Holdings	2,400	12,739
Casio Computer	5,600	90,677
Cawachi	1,700	47,218
Central Glass	3,800	79,031
Central Japan Railway	1,100	157,674
Central Security Patrols	900	30,509
Central Sports	600	13,615
†Change	1,600	128,235
Charm Care	3,000	34,137
Chiba Bank	27,600	152,289
Chiba Kogyo Bank	4,900	11,651
Chilled & Frozen Logistics Holdings	700	11,852
Chiyoda	1,800	16,769
Chodai	1,100	13,813
Chori	700	10,754
Chubu Electric Power	5,300	64,466
Chubu Shiryo	1,700	28,604
†Chuetsu Pulp & Paper	800	11,597
Chugai Pharmaceutical	4,800	215,402
Chugai Ro	300	4,362
Chugoku Bank	10,900	104,513
Chugoku Electric Power	5,300	66,265

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chugoku Marine Paints	4,600	$ 43,587
Chukyo Bank	700	14,112
CI Takiron	4,000	26,577
Citizen Watch	26,200	73,498
CK-San-Etsu	100	3,210
Cleanup	2,500	12,233
CMIC Holdings	800	10,308
CMK	2,400	11,052
Coca-Cola Bottlers Japan Holdings	3,475	58,172
cocokara fine	600	38,831
Colowide	2,900	49,310
Computer Engineering & Consulting	1,800	27,927
COMSYS Holdings	4,000	111,614
Comture	1,000	25,096
Concordia Financial Group	42,969	149,454
CONEXIO	1,700	19,081
Cosel	1,000	10,280
Cosmo Energy Holdings	5,100	72,909
Cosmos Pharmaceutical	600	104,562
Create Restaurants Holdings	6,200	35,628
Create SD Holdings	1,300	45,611
Credit Saison	11,600	123,243
Creek & River	1,100	14,775
Cresco	900	11,784
CTI Engineering	400	7,707
CTS	2,700	24,594
Curves Holdings	3,600	23,235
CyberAgent	2,600	160,554
Cybozu	2,000	63,185
Dai Nippon Printing	6,400	129,726
Dai Nippon Toryo	2,000	18,941
Daibiru	1,100	12,815
Daicel	16,200	116,762
Dai-Dan	500	13,191
Daido Metal	3,800	18,492
Daido Steel	1,900	59,203
Daifuku	2,300	232,156
Daihatsu Diesel Manufacturing	2,100	8,563
Daihen	800	32,595
Daiho	1,000	28,633
Dai-Ichi Cutter Kogyo	1,200	25,871
Daiichi Jitsugyo	600	21,225
Daiichi Kigenso Kagaku-Kogyo	1,000	6,917
Dai-ichi Life Holdings	11,500	162,269
Daiichi Sankyo	2,700	82,884
Daiichikosho	2,200	70,658
Daiken	800	14,005
Daiken Medical	2,500	13,016
Daiki Aluminium Industry	3,000	16,008
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daikin Industries	4,400	$ 813,006
Daikoku Denki	900	8,679
Daikokutenbussan	800	44,817
Daikyonishikawa	4,000	21,284
Dainichiseika Color & Chemicals Manufacturing	600	12,876
Daio Paper	5,600	79,896
Daiseki	1,000	25,024
Daishi Hokuetsu Financial Group	3,050	63,099
Daito Pharmaceutical	600	20,199
Daito Trust Construction	1,900	168,425
Daitron	800	11,694
Daiwa House Industry	18,600	477,040
Daiwa Securities Group	42,900	180,434
Daiwabo Holdings	1,400	90,558
Daiyu Lic Holdings	1,600	26,319
DCM Holdings	8,000	110,224
DD Holdings	800	5,835
Denka	5,500	167,469
Denso	4,800	210,392
Dentsu	6,100	180,051
Dexerials	2,900	30,548
DIC	6,100	152,499
Digital Arts	500	41,003
Digital Garage	700	23,893
Digital Hearts Holdings	1,000	10,437
Dip	4,500	92,701
Disco	200	48,901
DKS	600	24,454
DMG Mori	9,200	127,540
Doshisha	3,500	70,447
Doutor Nichires Holdings	1,900	28,869
Dowa Holdings	3,400	99,797
DTS	2,200	46,819
DyDo Group Holdings	700	35,534
Eagle Industry	2,500	18,892
Earth	600	44,690
East Japan Railway	2,500	153,747
Ebara	5,600	151,850
Ebara Jitsugyo	600	17,806
Eco's	1,500	32,388
EDION	6,600	69,146
EF-ON	960	5,892
eGuarantee	2,400	54,799
E-Guardian	700	22,160
Ehime Bank	2,500	28,047
Eidai	3,200	9,823
Eiken Chemical	1,600	32,231
Eisai	3,300	301,397
Eizo	1,600	62,253
Elecom	1,300	63,902

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Electric Power Development	2,600	$ 40,103
Elematec	1,500	14,162
Endo Lighting	1,600	10,356
ENEOS Holdings	74,650	266,341
Enigmo	2,400	38,088
en-japan	2,000	50,613
EPS Holdings	2,100	20,824
eRex	2,300	23,877
ES-Con Japan	1,800	14,926
Eslead	1,400	18,067
ESPEC	900	16,055
Exedy	2,000	26,052
Ezaki Glico	1,400	62,604
FALCO HOLDINGS	900	13,387
Fancl	1,900	62,042
FANmmunications	2,300	10,577
Fast Retailing	700	439,895
FCC	2,600	47,921
†FDK	1,200	11,557
Feed One	1,840	16,299
Ferrotec Holdings	2,600	22,406
FIDEA Holdings	18,000	18,842
Fields	5,200	16,796
Financial Products Group	6,000	30,596
FINDEX	1,400	17,985
First Bank of Toyama	3,100	9,184
First Brothers	1,700	15,779
First Juken	1,000	10,519
Fixstars	1,500	16,223
FJ Next	1,500	12,779
Foster Electric	2,200	23,708
FP	2,000	84,239
France Bed Holdings	1,400	11,769
†F-Tech	1,100	5,275
Fudo Tetra	1,890	27,386
Fuji	3,100	15,811
Fuji Aichi	3,500	69,360
Fuji Ehime	1,400	25,238
Fuji Electric	8,100	256,775
Fuji Kyuko	2,000	74,542
Fuji Miyagi	700	15,408
†Fuji Oil	6,500	11,012
Fuji Oil Holdings	2,600	81,842
Fuji Pharma	700	8,316
Fuji Seal International	2,700	51,921
Fuji Soft	1,000	51,566
Fujibo Holdings	1,300	45,342
Fujicco	600	11,879
FUJIFILM Holdings	2,900	142,946
Fujikura	24,000	66,533
Fujikura Composites	3,700	13,032
Fujikura Kasei	1,700	8,386
Fujimori Kogyo	900	37,179
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fujisash	13,300	$ 10,642
Fujita Kanko	400	5,965
Fujitec	1,500	32,126
Fujitsu	3,200	437,176
†Fujitsu Frontech	700	10,228
Fujitsu General	1,700	49,470
Fukuda	400	19,418
Fukuda Denshi	200	13,332
Fukui Bank	1,800	30,386
Fukui Computer Holdings	500	14,591
Fukuoka Financial Group	9,900	166,398
†Fukushima Bank	1,600	3,727
Fukushima Galilei	700	26,068
Fukuyama Transporting	2,000	97,460
FULLCAST Holdings	1,000	16,409
Funai Soken Holdings	2,300	54,386
Furukawa	3,300	35,727
Furukawa Battery	2,300	23,213
Furukawa Electric	5,600	133,845
Furuno Electric	2,500	23,783
Furusato Industries	500	7,030
Furuya Metal	600	35,306
Furyu	2,700	30,684
Fuso Chemical	1,200	42,510
Fuso Pharmaceutical Industries	400	11,074
Futaba Industrial	7,100	36,218
Future	2,000	41,556
Fuyo General Lease	1,500	92,988
G-7 Holdings	1,600	39,153
Gakken Holdings	1,000	15,438
Gakkyusha	900	9,370
GCA	2,000	12,850
Gecoss	900	8,063
Genky DrugStores	1,300	46,478
Geo Holdings	3,500	55,621
†Geostr	1,400	4,559
Giken	800	30,701
GLOBERIDE	700	20,658
Glory	4,300	96,413
GMO Cloud	800	76,703
GMO Financial Holdings	2,700	16,270
GMO internet	4,400	115,273
GMO Payment Gateway	800	85,698
Godo Steel	1,200	23,064
Goldcrest	1,400	18,358
Goldwin	800	63,593
GS Yuasa	5,000	86,403
G-Tekt	1,700	19,378
GungHo Online Entertainment	3,180	68,499
Gunma Bank	28,900	96,359
Gunze	1,100	41,127
Gurunavi	3,200	21,971

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
H2O Retailing	7,100	$ 46,225
HABA Laboratories	400	15,940
Hachijuni Bank	23,600	92,825
Hagihara Industries	1,300	19,863
Hagiwara Electric Holdings	400	8,683
Hakudo	1,100	14,097
Hakuhodo DY Holdings	10,000	129,313
Hakuto	1,300	13,876
Halows	800	31,518
Hamakyorex	1,000	30,399
Hamamatsu Photonics	1,000	50,537
Hankyu Hanshin Holdings	6,800	218,614
Hanwa	3,300	66,058
Happinet	800	10,808
Harima Chemicals Group	2,600	27,355
Haseko	18,700	246,316
Hazama Ando	15,000	103,668
Heiwa	3,300	54,276
Heiwa Real Estate	1,500	41,444
Heiwado	2,200	47,512
Helios Techno Holding	2,500	8,625
Hibino	500	6,156
Hiday Hidaka	792	14,423
Hikari Tsushin	500	119,294
Hino Motors	21,200	137,561
Hioki EE	100	3,942
Hirakawa Hewtech	600	5,904
=†Hiroshima Bank	17,900	101,990
Hiroshima Gas	2,000	7,202
†HIS	3,700	65,391
Hisamitsu Pharmaceutical	500	25,562
Hitachi	15,900	538,365
Hitachi Capital	5,900	138,728
Hitachi Construction Machinery	4,300	155,822
Hitachi Metals	2,500	38,550
Hitachi Transport System	3,500	110,868
Hitachi Zosen	8,800	37,305
Hochiki	1,300	15,910
Hodogaya Chemical	400	18,383
Hogy Medical	1,600	54,808
Hokkaido Coca-Cola Bottling	200	7,556
Hokkaido Electric Power	9,500	40,571
Hokkaido Gas	800	11,763
Hokkan Holdings	800	10,967
Hokkoku Bank	1,900	55,909
Hokuetsu	9,600	32,975
Hokuetsu Industries	2,000	21,302
Hokuhoku Financial Group	7,700	77,508
Hokuriku Electric Power	7,900	59,154
Hokuto	1,200	25,587
Honda Motor	21,900	520,065
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Honda Motor ADR	2,791	$ 66,147
H-One	800	4,300
Honeys Holdings	2,400	23,460
Honma Golf	17,500	8,061
Hoosiers Holdings	1,000	6,292
Horiba	1,900	99,373
Hoshizaki	200	15,959
Hosokawa Micron	600	31,158
House Foods Group	1,600	56,872
Howa Machinery	1,300	10,600
Hoya	3,600	406,499
Hulic	13,500	126,672
Hyakugo Bank	12,500	39,109
Hyakujushi Bank	2,400	40,730
Ibiden	2,300	78,377
IBJ	1,500	15,592
Ichibanya	600	32,126
Ichigo	17,500	51,068
Ichiken	800	12,743
Ichikoh Industries	2,000	8,787
Ichinen Holdings	1,200	14,384
Ichiyoshi Securities	4,600	20,636
Idec	2,000	36,242
Idemitsu Kosan	8,296	177,126
IDOM	9,500	57,311
Ihara Science	1,200	20,367
†IHI	10,000	133,051
Iida Group Holdings	3,500	70,839
Iino Kaiun Kaisha	5,000	17,792
IJT Technology Holdings	2,700	10,963
IMAGICA GROUP	1,900	7,275
Imasen Electric Industrial	600	3,911
Inaba Denki Sangyo	1,800	45,212
Inaba Seisakusho	900	11,711
Inabata & Co.	2,800	35,740
I-Net	1,100	17,508
Infocom	800	30,791
Infomart	11,600	102,914
Information Services International-Dentsu	900	56,679
Innotech	4,500	45,239
Inpex	67,400	361,681
Intage Holdings	2,000	18,999
Internet Initiative Japan	2,800	126,057
Inui Global Logistics	1,200	10,012
I-O Data Device	1,400	14,368
I-PEX Class C	300	6,220
IR Japan Holdings	800	101,389
Iriso Electronics	1,300	52,857
Iseki & Co.	2,300	31,057
Isetan Mitsukoshi Holdings	18,900	100,338
Ishihara Sangyo Kaisha	1,600	11,010
Isuzu Motors	20,800	181,912

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ito En	1,300	$ 92,714
ITOCHU	25,100	642,706
Itochu Enex	3,700	34,173
Itochu Techno-Solutions	2,100	79,664
Itochu-Shokuhin	300	16,089
Itoham Yonekyu Holdings	12,400	88,899
Itoki	4,300	14,823
IwaiCosmo Holdings	2,000	24,439
Iwaki & Co.	2,300	11,114
Iwasaki Electric	900	12,327
Iwatani	3,000	112,476
Iyo Bank	16,900	112,034
Izumi	2,700	98,453
J Front Retailing	10,400	75,295
J Trust	7,800	18,045
JAC Recruitment	1,300	16,267
Jaccs	1,400	22,747
Jalux	300	4,456
Jamco	400	2,537
Janome Sewing Machine	1,000	5,837
†Japan Airlines	7,400	138,023
Japan Airport Terminal	1,400	62,023
Japan Asia Group	4,000	11,389
†Japan Asset Marketing	3,900	4,111
Japan Aviation Electronics Industry	4,000	55,384
Japan Cash Machine	2,400	13,540
†Japan Display	40,900	21,154
Japan Elevator Service Holdings	1,000	34,880
Japan Exchange Group	11,300	316,719
Japan Investment Adviser	700	8,285
Japan Lifeline	2,500	33,172
Japan Material	4,100	57,486
Japan Medical Dynamic Marketing	1,400	28,826
†Japan Post Holdings	19,900	135,699
Japan Post Insurance	6,300	99,195
Japan Property Management Center	1,500	20,453
Japan Pulp & Paper	800	28,462
Japan Securities Finance	8,700	42,221
Japan Steel Works	5,500	96,759
Japan Tobacco	31,700	578,328
Japan Transcity	3,000	16,689
Japan Wool Textile	4,700	45,450
JBCC Holdings	800	12,964
JCU	2,100	69,430
Jeol	1,400	48,263
†JFE Holdings	12,900	90,323
JGC Holdings	11,700	121,353
Jimoto Holdings	1,930	20,782
JINS	1,100	86,853
JK Holdings	1,500	12,492
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
JM Holdings	800	$ 21,470
JMS	1,500	13,055
Joban Kosan	800	11,567
J-Oil Mills	700	26,266
Joshin Denki	1,000	24,977
JP-Holdings	4,300	12,915
JSP	1,400	21,459
JSR	1,800	42,783
JTEKT	15,400	120,795
Juki	2,600	11,289
Juroku Bank	1,800	34,330
Justsystems	900	63,747
JVC Kenwood	16,000	22,306
Kadoya Sesame Mills	300	11,339
Kaga Electronics	1,700	36,277
Kagome	1,300	45,445
Kajima	16,500	198,796
Kakaku.com	2,700	71,182
Kaken Pharmaceutical	1,800	82,486
Kakiyasu Honten	700	17,332
Kamakura Shinsho	2,000	17,576
Kameda Seika	300	15,398
Kamei	1,600	16,652
Kamigumi	6,400	126,114
Kanaden	1,100	15,678
Kanagawa Chuo Kotsu	400	15,144
Kanamic Network	1,800	13,924
Kanamoto	2,500	57,002
Kandenko	7,000	57,178
Kaneka	3,800	106,457
Kaneko Seeds	900	13,854
Kanematsu	6,800	83,442
Kanematsu Electronics	800	32,494
Kansai Electric Power	9,800	94,981
Kansai Mirai Financial Group	3,022	12,431
Kansai Paint	2,000	49,710
Kanto Denka Kogyo	4,200	29,055
Kao	6,100	457,931
†Kasai Kogyo	2,600	8,778
Kato Sangyo	1,200	43,012
†Kato Works	400	4,265
KAWADA TECHNOLOGIES	200	9,237
Kawai Musical Instruments Manufacturing	900	23,423
†Kawasaki Heavy Industries	10,800	145,899
†Kawasaki Kisen Kaisha	6,100	68,286
KDDI	44,100	1,109,183
Keihan Holdings	3,300	137,021
Keihanshin Building	2,700	43,815
†Keihin	3,600	88,496
Keikyu	4,300	66,184
Keio	1,300	80,478
Keisei Electric Railway	1,800	50,839

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keiyo	3,000	$ 25,063
Keiyo Bank	9,000	41,732
Kenedix	12,700	66,873
Kenko Mayonnaise	500	8,752
Kewpie	5,100	104,896
Keyence	600	280,487
KFC Holdings Japan	1,400	36,410
KH Neochem	2,400	56,373
Kikkoman	1,700	94,305
Kintetsu Department Store	700	21,725
Kintetsu Group Holdings	2,800	119,494
Kintetsu World Express	2,900	61,813
Kirin Holdings	11,400	214,122
Kirindo Holdings	500	16,706
Ki-Star Real Estate	600	15,105
†Kitagawa	600	8,336
Kita-Nippon Bank	400	7,832
Kitano Construction	300	7,890
Kitanotatsujin	3,800	19,706
Kito	2,000	23,473
Kitz	5,100	29,070
Kiyo Bank	4,100	63,320
KLab	4,300	38,638
Koa	2,000	21,627
Koatsu Gas Kogyo	2,000	15,974
Kobayashi Pharmaceutical	300	28,988
Kobe Bussan	2,400	132,171
†Kobe Electric Railway	500	17,784
Kobe Steel	26,200	100,054
Kohnan Shoji	1,900	74,016
Koito Manufacturing	4,900	250,026
Kojima	4,600	24,136
Kokuyo	5,400	68,068
Komatsu	13,400	294,305
Komatsu Matere	1,700	14,412
Komatsu Wall Industry	700	11,953
KOMEDA Holdings	3,200	59,737
Komehyo	1,100	7,952
Komeri	3,000	94,818
†Konaka	2,400	6,569
Konami Holdings	3,700	160,056
Kondotec	2,100	24,374
Konica Minolta	32,500	92,180
Konishi	1,200	17,581
Konoike Transport	1,600	17,610
Konoshima Chemical	1,400	12,153
Kose	800	97,950
Koshidaka Holdings	3,600	14,743
Kotobuki Spirits	1,600	82,304
Kourakuen Holdings	500	8,783
Krosaki Harima	500	14,191
KRS	600	9,048
K's Holdings	10,400	140,795
Kubota	8,600	154,088
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kumagai Gumi	2,800	$ 72,151
Kumiai Chemical Industry	4,770	48,369
Kura	700	38,163
Kurabo Industries	800	14,660
Kuraray	20,200	195,991
Kureha	1,400	60,749
Kurimoto	800	14,506
Kurita Water Industries	5,700	188,492
Kuriyama Holdings	1,400	6,920
Kusuri no Aoki Holdings	800	65,127
†KYB	1,900	39,413
Kyodo Printing	400	10,033
Kyoei Steel	2,300	29,563
Kyokuto Boeki Kaisha	700	9,985
Kyokuto Kaihatsu Kogyo	2,300	30,625
Kyokuto Securities	1,000	5,801
Kyokuyo	500	13,289
Kyoritsu Maintenance	2,800	103,905
Kyoritsu Printing	3,400	4,501
Kyosan Electric Manufacturing	4,100	18,977
Kyowa Exeo	5,600	146,233
Kyudenko	2,400	69,169
Kyushu Electric Power	10,000	90,731
Kyushu Financial Group	29,900	140,244
Kyushu Railway	2,200	47,037
LAC	800	9,762
†Laox	4,600	8,274
Lasertec	4,300	353,455
Lawson	1,400	66,756
LEC	1,800	28,824
Life	900	41,540
LIFULL	5,900	24,989
Linical	1,000	8,067
Link And Motivation	1,400	5,288
Lintec	2,900	67,528
Lion	2,000	41,058
†Litalico	1,200	33,055
LIXIL Group	8,000	161,698
Look Holdings	1,600	12,607
†M&A Capital Partners	400	18,856
M3	8,000	494,850
Mabuchi Motor	1,000	38,821
Macnica Fuji Electronics Holdings	4,600	84,334
Macromill	3,300	23,866
Maeda	8,300	60,830
Maeda Kosen	900	23,383
Maeda Road Construction	2,300	42,124
Makino Milling Machine	2,100	73,833
Mani	1,100	30,059
MarkLines	1,600	36,204
Marubeni	42,600	241,857
Marubun	2,400	12,138

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Marudai Food	1,600	$ 26,453
Maruha Nichiro	3,300	75,720
Marui Group	9,900	189,974
Maruichi Steel Tube	2,600	65,092
Maruka Machinery	900	19,545
Marusan Securities	3,900	16,760
Maruwa	600	55,653
Maruwa Unyu Kikan	800	31,751
Maruzen CHI Holdings	3,500	12,669
Maruzen Showa Unyu	800	27,398
Marvelous	2,500	19,045
Matching Service Japan	900	7,191
Matsuda Sangyo	800	11,766
Matsumotokiyoshi Holdings	4,000	145,848
Matsuoka	1,600	34,960
Matsuyafoods Holdings	200	6,958
†Maxell Holdings	3,000	31,025
Maxvalu Tokai	500	12,083
†Mazda Motor	29,200	171,280
McDonald's Holdings	1,000	48,638
MCJ	5,000	45,743
Mebuki Financial Group	46,990	106,629
Medical System Network	4,100	18,054
Medipal Holdings	2,500	50,131
Megmilk Snow Brand	3,500	84,724
Meidensha	2,200	33,891
Meiji Electric Industries	1,100	14,790
MEIJI Holdings	2,600	198,603
Meiko Electronics	1,200	20,112
Meiko Network Japan	1,900	13,313
Meitec	1,600	81,599
†Meiwa	4,900	20,770
Members	800	13,218
Menicon	1,400	93,580
METAWATER	800	17,501
Michinoku Bank	2,000	25,729
Mie Kotsu Group Holdings	2,500	10,486
†Mikuni	1,600	4,355
Milbon	1,300	68,994
†MIMAKI ENGINEERING	3,000	15,123
Mimasu Semiconductor Industry	1,100	25,250
MINEBEA MITSUMI	13,032	248,236
Ministop	600	8,434
Miraca Holdings	4,000	107,015
Mirait Holdings	6,200	95,186
Miroku Jyoho Service	900	18,813
MISUMI Group	2,600	72,896
Mitani	600	37,090
Mitani Sekisan	400	23,056
Mito Securities	5,800	11,764
†Mitsuba	2,400	8,412
Mitsubishi	16,600	397,327
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Chemical Holdings	50,200	$ 289,774
Mitsubishi Electric	20,000	271,384
Mitsubishi Estate	12,700	192,375
Mitsubishi Gas Chemical	8,900	165,571
Mitsubishi Heavy Industries	19,100	422,888
Mitsubishi Kakoki Kaisha	700	12,573
Mitsubishi Logisnext	3,300	29,981
Mitsubishi Logistics	3,000	85,585
Mitsubishi Materials	6,700	132,035
†Mitsubishi Motors	30,100	66,465
Mitsubishi Paper Mills	2,100	6,944
Mitsubishi Pencil	1,400	18,276
Mitsubishi Research Institute	500	21,072
Mitsubishi Shokuhin	1,200	31,610
†Mitsubishi Steel Manufacturing	600	3,283
Mitsubishi UFJ Financial Group	141,500	564,709
Mitsubishi UFJ Lease & Finance	27,000	125,452
Mitsuboshi Belting	1,900	30,919
Mitsui Chemicals	10,600	256,199
Mitsui E&S Holdings	6,300	22,652
Mitsui Fudosan	10,900	189,678
Mitsui High-Tec	900	17,980
Mitsui Matsushima Holdings	1,700	11,961
Mitsui Mining & Smelting	4,500	109,420
Mitsui OSK Lines	7,500	148,079
Mitsui Sugar	1,800	33,362
Mitsui-Soko Holdings	1,000	17,511
Miyazaki Bank	900	20,579
Mizuho Financial Group	28,470	355,353
Mizuho Financial Group ADR	5,700	14,535
Mizuho Leasing	1,900	48,896
Mizuno	1,700	30,763
Modec	900	14,024
Monex Group	14,000	35,435
Monogatari	700	69,058
MonotaRO	2,300	114,243
MORESCO	700	6,676
Morinaga & Co.	1,800	71,026
Morinaga Milk Industry	3,200	168,734
Moriroku Holdings	1,700	29,493
Morita Holdings	1,100	21,462
Morito	1,400	9,495
Mory Industries	200	4,834
MrMax Holdings	2,600	23,661
MS&AD Insurance Group Holdings	6,200	167,048

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MTI	1,200	$ 10,106
Mugen Estate	2,200	10,138
Murata Manufacturing	8,000	520,217
Musashi Seimitsu Industry	4,800	50,797
Musashino Bank	2,100	31,279
N Field	800	5,353
Nabtesco	5,700	206,946
NAC	2,400	23,536
Nachi-Fujikoshi	1,300	45,753
Nafco	1,600	37,726
Nagano Bank	700	9,690
Nagano Keiki	1,200	9,760
Nagase & Co.	9,300	130,263
Nagatanien Holdings	1,000	23,571
Nagawa	300	24,346
Nagoya Railroad	2,700	74,019
Nakabayashi	2,100	13,313
Nakamuraya	500	19,924
Nakanishi	1,200	21,440
Nakayama Steel Works	3,400	11,553
†Nankai Electric Railway	3,800	84,339
Nanto Bank	3,000	55,553
Natori	700	14,033
NEC	9,600	561,540
NEC Capital Solutions	700	12,528
NEC Networks & System Integration	2,400	46,134
NET One Systems	3,200	145,391
Neturen	2,000	10,131
Nexon	4,000	99,775
Nextage	2,100	22,982
Nexyz Group	1,100	11,279
NGK Insulators	7,800	111,372
NGK Spark Plug	8,600	150,158
NH Foods	900	40,229
NHK Spring	13,900	88,998
Nichias	3,500	82,840
Nichicon	4,500	34,527
Nichiden	1,300	28,518
Nichiha	2,000	60,104
Nichi-iko Pharmaceutical	2,800	31,829
Nichirei	5,500	145,451
Nichirin	1,300	16,541
Nidec	1,300	121,911
Nifco	5,600	152,975
Nihon Chouzai	800	12,950
Nihon Dempa Kogyo	3,000	10,537
Nihon Flush	2,200	29,170
Nihon House Holdings	2,600	6,962
Nihon Kohden	1,300	42,759
Nihon M&A Center	4,500	257,442
Nihon Nohyaku	2,400	11,715
Nihon Parkerizing	3,600	35,267
Nihon Plast	1,900	7,775
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon Tokushu Toryo	600	$ 5,598
Nihon Unisys	3,400	107,271
Nihon Yamamura Glass	1,000	8,629
Nikkiso	6,300	64,227
Nikkon Holdings	4,500	97,554
Nikon	15,300	103,239
Nintendo	1,000	566,691
Nippo	3,000	82,972
Nippon Air Conditioning Services	1,800	12,687
Nippon Carbide Industries	800	9,756
Nippon Carbon	1,000	35,552
Nippon Ceramic	1,400	34,991
Nippon Chemical Industrial	600	13,220
†Nippon Chemi-Con	2,100	28,314
Nippon Chemiphar	300	7,557
Nippon Coke & Engineering	18,200	10,768
Nippon Commercial Development	700	11,208
Nippon Concept	800	11,166
Nippon Concrete Industries	2,600	8,434
†Nippon Denko	6,400	12,947
Nippon Densetsu Kogyo	2,800	58,786
Nippon Electric Glass	6,000	112,127
Nippon Express	4,700	274,259
Nippon Flour Mills	3,700	60,922
Nippon Gas	2,900	146,568
Nippon Kayaku	8,400	74,033
Nippon Kodoshi	800	9,323
Nippon Koei	800	21,699
†Nippon Light Metal Holdings	4,270	67,723
Nippon Paint Holdings	700	72,062
Nippon Paper Industries	6,600	81,973
Nippon Parking Development	13,600	16,941
Nippon Pillar Packing	1,300	19,776
Nippon Piston Ring	800	7,860
Nippon Road	600	43,994
Nippon Seisen	400	13,199
†Nippon Sharyo	1,700	45,445
†Nippon Sheet Glass	8,700	31,724
Nippon Shinyaku	300	24,700
Nippon Shokubai	900	47,996
Nippon Signal	2,100	20,773
Nippon Soda	2,600	74,424
†Nippon Steel	26,310	248,378
Nippon Steel Trading	1,400	39,994
Nippon Suisan Kaisha	26,600	113,235
Nippon Systemware	1,500	29,136

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Telegraph & Telephone	11,400	$ 232,750
Nippon Thompson	6,000	21,388
Nippon Yakin Kogyo	1,540	22,840
Nippon Yusen	11,600	201,271
Nipro	11,100	129,599
Nishimatsu Construction	3,000	59,591
†Nishimoto	700	12,523
Nishi-Nippon Financial Holdings	9,600	66,966
Nishi-Nippon Railroad	2,300	66,602
Nishio Rent All	2,000	42,528
Nissan Chemical	2,900	154,599
†Nissan Motor	49,900	176,476
Nissan Shatai	4,700	41,256
Nissei ASB Machine	400	16,159
Nissei Plastic Industrial	1,500	12,965
Nissha	2,100	26,213
Nisshin Oillio Group	1,900	57,386
Nisshin Seifun Group	3,400	53,962
Nisshinbo Holdings	11,768	80,270
Nissin	1,000	15,204
Nissin Electric	3,300	35,310
Nissin Foods Holdings	500	46,974
†Nissin Kogyo	3,800	80,946
Nitori Holdings	600	124,471
Nitta	1,800	39,828
Nitto Denko	4,200	273,625
Nitto Fuji Flour Milling	300	18,459
Nitto Kogyo	2,100	41,730
Nitto Seiko	3,100	14,543
Nittoc Construction	3,400	25,064
Noda	1,000	6,279
Noevir Holdings	1,200	56,165
NOF	2,200	86,702
Nohmi Bosai	900	20,642
Nojima	2,100	56,673
NOK	4,500	46,948
Nomura	6,500	48,360
Nomura Holdings	40,800	186,453
Nomura Real Estate Holdings	8,000	152,250
Nomura Research Institute	2,820	83,033
Noritake	1,100	34,646
Noritsu Koki	2,200	34,166
Noritz	2,000	28,801
North Pacific Bank	17,800	38,825
NS Solutions	2,000	61,626
NS Tool	1,000	21,719
NS United Kaiun Kaisha	700	9,640
NSD	2,600	51,068
NSK	16,700	127,828
†NTN	46,900	88,326
NTT Data	17,700	226,512
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NTT DOCOMO	22,300	$ 819,438
Obara Group	900	30,345
Obayashi	39,100	356,955
Odakyu Electric Railway	5,200	130,717
Oenon Holdings	3,500	15,278
Ogaki Kyoritsu Bank	3,100	70,295
Ohsho Food Service	400	22,613
Oiles	2,600	37,823
Oita Bank	1,400	32,540
Oji Holdings	50,300	231,132
Okabe	2,800	21,658
Okamoto Industries	800	31,267
Okamoto Machine Tool Works	700	14,858
Okamura	2,600	18,358
Okasan Securities Group	14,000	46,200
Oki Electric Industry	7,000	75,560
Okinawa Cellular Telephone	800	30,453
Okinawa Electric Power	1,948	30,518
OKUMA	1,900	89,150
Okura Industrial	800	12,071
Okuwa	2,100	30,011
Olympus	17,600	366,005
Omron	1,000	78,186
Ono Pharmaceutical	1,500	47,181
Onoken	1,400	14,952
Onward Holdings	5,500	14,249
†Open Door	1,300	17,005
Open House	3,400	123,180
Optex Group	800	12,902
Oracle	500	53,988
Organo	1,000	54,218
Orient	33,000	35,690
Oriental Land	600	84,147
Oro	500	16,626
Osaka Gas	5,300	103,186
Osaka Organic Chemical Industry	1,700	45,231
Osaka Soda	800	19,470
OSAKA Titanium Technologies	1,300	11,086
Osaki Electric	4,100	23,871
OSG	6,700	107,355
OSJB Holdings	8,700	20,327
Otsuka	1,800	91,982
Otsuka Holdings	3,000	127,096
OUG Holdings	500	13,154
Outsourcing	11,100	103,004
Pacific Industrial	3,500	32,175
Pack	700	20,655
PAL GROUP Holdings	2,200	23,419
PALTAC	600	30,348

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings	7,600	$ 176,991
Panasonic	71,700	610,746
Paramount Bed Holdings	1,100	45,466
Park24	6,500	105,532
Pasona Group	2,500	38,151
Pegasus Sewing Machine Manufacturing	1,900	5,334
Penta-Ocean Construction	22,600	148,172
†Pepper Food Service	400	1,249
†PeptiDream	1,100	51,622
Persol Holdings	9,600	156,808
Pigeon	2,400	107,235
Pilot	2,300	67,630
Piolax	2,400	35,733
Pola Orbis Holdings	2,600	49,024
Poletowin Pitcrew Holdings	1,400	12,639
†Press Kogyo	6,300	17,922
Pressance	2,900	38,518
Prestige International	3,400	30,860
Prima Meat Packers	2,400	73,999
Proto	1,400	16,956
PS Mitsubishi Construction	2,300	13,269
Punch Industry	1,000	3,969
Qol	1,000	11,504
Quick	700	8,286
Raito Kogyo	2,000	30,140
Raiznext	3,000	37,479
Rakus	5,200	93,290
Rakuten	29,800	321,332
Rasa	1,300	11,476
Rasa Industries	900	17,866
Raysum	1,600	14,331
Recruit Holdings	14,600	579,844
Relia	1,600	20,194
Relo Group	5,100	122,507
†Renaissance	1,100	9,852
†Renesas Electronics	35,700	262,025
Rengo	14,200	107,335
†RENOVA	1,600	17,108
Resona Holdings	60,400	205,772
Resorttrust	6,200	94,483
Retail Partners	1,600	26,706
Ricoh	23,200	156,605
Ricoh Leasing	1,500	40,590
Ride On Express Holdings	1,100	27,226
†Right On	2,400	12,907
Riken	400	10,305
Riken Keiki	800	22,108
Riken Technos	2,900	11,670
Riken Vitamin	1,000	20,437
Ringer Hut	700	17,175
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rinnai	500	$ 48,771
†Riso Kagaku	700	9,690
†Riso Kyoiku	9,000	24,715
Rohm	800	61,848
Rohto Pharmaceutical	4,700	154,539
Rokko Butter	1,000	17,923
†Roland DG	1,500	19,551
Rorze	1,000	47,537
Round One	5,000	40,151
Royal Holdings	1,700	29,384
RS Technologies	400	12,831
†Ryobi	1,600	17,961
Ryoden	1,300	18,997
Ryohin Keikaku	16,300	270,847
Ryosan	1,600	32,078
S Foods	800	22,313
S&B Foods	600	27,642
Sac's Bar Holdings	900	4,950
Saibu Gas	1,000	25,138
Saizeriya	1,500	30,563
Sakai Chemical Industry	1,000	19,548
Sakai Heavy Industries	300	6,874
Sakai Moving Service	1,000	48,992
Sakata INX	2,800	28,096
Sakura Internet	2,500	18,829
Sala	3,600	20,328
SAMTY	1,800	27,145
San Holdings	900	11,078
San ju San Financial Group	1,440	18,803
San-A Class A	600	26,450
San-Ai Oil	4,300	41,131
Sanden Holdings	1,000	2,893
Sanei Architecture Planning	1,000	14,129
Sangetsu	1,100	16,958
San-In Godo Bank	14,200	76,489
†Sanken Electric	2,200	51,678
Sanki Engineering	3,200	35,077
Sankyo	1,700	44,515
Sankyo Frontier	500	18,355
Sankyo Tateyama	2,400	22,465
Sankyu	3,500	138,218
Sanoh Industrial	4,800	26,054
Sanshin Electronics	1,200	23,258
Santen Pharmaceutical	1,700	34,758
Sanwa Holdings	13,000	137,844
Sanyo Chemical Industries	500	23,379
Sanyo Denki	400	18,390
†Sanyo Electric Railway	600	12,553
†Sanyo Special Steel	1,500	14,334
Sanyo Trading	1,000	9,484
Sapporo Holdings	4,800	86,330
Sato Holdings	1,700	36,302

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sato Shoji	700	$ 7,001
Satori Electric	2,400	19,562
Sawada Holdings	1,600	13,357
Sawai Pharmaceutical	2,100	105,958
SB Technology	1,300	45,700
SBI Holdings	6,800	176,201
SBS Holdings	1,000	20,893
Scala	1,600	16,243
SCREEN Holdings	1,900	101,428
Scroll	4,000	34,813
SCSK	1,200	67,139
SEC Carbon	300	16,805
Secom	1,300	118,970
Seed	1,000	7,097
Sega Sammy Holdings	10,700	130,411
†Seibu Holdings	12,500	134,603
Seika	900	12,686
Seikagaku	3,100	32,623
Seikitokyu Kogyo	2,900	22,105
Seiko Epson	17,000	195,504
Seiko Holdings	2,700	36,529
Seino Holdings	7,600	110,264
Seiren	1,900	27,985
Sekisui Chemical	16,100	257,524
Sekisui House	6,600	116,957
Sekisui Kasei	2,500	14,488
Senko Group Holdings	8,600	80,183
Senshu Electric	600	18,563
Senshu Ikeda Holdings	19,500	32,554
†Senshukai	1,500	5,606
Seria	2,000	85,344
Seven & i Holdings	20,600	640,044
Seven Bank	40,900	99,123
SG Holdings	1,800	93,661
Sharp	5,600	69,660
Shibaura Electronics	600	12,337
Shibaura Machine	2,100	43,583
Shibaura Mechatronics	600	17,835
Shibusawa Warehouse	700	15,702
Shibuya	1,300	44,994
Shiga Bank	3,400	79,725
Shikoku Bank	2,900	20,527
Shikoku Chemicals	2,000	22,246
Shikoku Electric Power	5,500	41,940
Shima Seiki Manufacturing	1,700	26,864
Shimachu	3,200	108,246
Shimadzu	1,900	57,829
Shimamura	1,200	116,572
Shimano	200	39,479
Shimizu	33,200	249,935
Shimizu Bank	1,100	19,777
Shin Nippon Air Technologies	400	8,727
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinagawa Refractories	700	$ 16,248
†Shindengen Electric Manufacturing	300	5,735
Shin-Etsu Chemical	5,400	706,613
Shin-Etsu Polymer	4,100	34,977
Shinko Electric Industries	1,700	29,789
Shinko Shoji	2,200	19,173
Shinmaywa Industries	5,200	44,895
Shinnihon	2,400	20,958
Shinoken Group	2,800	26,257
Shinsei Bank	10,300	127,177
Shinsho	700	11,914
Shinwa	400	8,524
Shionogi & Co.	1,600	85,639
Ship Healthcare Holdings	2,500	122,418
Shiseido	5,000	289,450
Shizuki Electric	1,400	6,489
Shizuoka Bank	18,800	129,836
Shizuoka Gas	4,100	36,430
Shoei	1,200	39,876
Shoei Foods	600	24,824
Shofu	1,000	13,595
†Showa	4,500	97,915
†Showa Denko	10,500	192,726
Showa Sangyo	600	20,004
SIGMAXYZ	2,000	32,933
Siix	1,200	14,132
Sinanen Holdings	600	18,179
Sinfonia Technology	1,200	13,705
Sinko Industries	1,600	22,336
SK-Electronics	700	7,221
SKY Perfect JSAT Holdings	8,900	38,896
Skylark Holdings	11,400	162,879
SMC	100	55,784
SMK	200	5,419
SMS	4,400	127,761
Soda Nikka	2,000	10,945
Sodick	4,700	33,219
Softbank	16,800	187,729
SoftBank Group	49,900	3,087,539
Softcreate Holdings	700	22,202
Sohgo Security Services	900	42,873
Sojitz	73,900	167,710
Soken Chemical & Engineering	1,100	15,725
Solasto	1,900	24,903
Sompo Holdings	3,600	124,283
Sony	21,800	1,670,796
Sotetsu Holdings	2,200	59,306
Space Value Holdings	2,600	12,529
Sparx Group	4,800	10,352
SPK	1,000	14,560
S-Pool	4,800	38,479
Square Enix Holdings	1,300	86,036

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SRA Holdings	1,000	$ 22,974
Srg Takamiya	2,400	14,056
ST	1,200	25,848
St Marc Holdings	900	13,216
Stanley Electric	3,000	86,457
Star Mica Holdings	1,800	22,863
Star Micronics	1,700	22,570
Starts	3,000	65,877
Starzen	400	15,804
Stella Chemifa	400	11,354
Strike	600	35,259
Studio Alice	900	14,400
Subaru	10,800	209,659
Sugi Holdings	900	63,633
Sugimoto & Co.	800	14,969
SUMCO	17,300	244,087
†Sumida	2,500	17,632
Suminoe Textile	800	16,712
Sumitomo	13,000	156,708
Sumitomo Bakelite	2,700	74,385
Sumitomo Chemical	55,300	183,042
Sumitomo Dainippon Pharma	5,600	73,793
Sumitomo Densetsu	900	21,157
Sumitomo Electric Industries	23,100	260,044
Sumitomo Forestry	13,400	213,855
Sumitomo Heavy Industries	7,100	165,188
Sumitomo Metal Mining	6,700	207,796
Sumitomo Mitsui Construction	14,700	59,800
Sumitomo Mitsui Financial Group	14,500	405,432
Sumitomo Mitsui Financial Group ADR	10,818	60,473
Sumitomo Mitsui Trust Holdings	4,200	111,736
Sumitomo Osaka Cement	2,500	80,841
Sumitomo Realty & Development	8,800	260,507
Sumitomo Riko	3,300	17,668
Sumitomo Rubber Industries	14,300	132,835
Sumitomo Seika Chemicals	600	19,392
Sun Frontier Fudousan	2,200	18,447
Suncall	3,200	14,263
Sundrug	3,700	139,471
Suntory Beverage & Food	3,100	116,416
Sun-Wa Technos	1,500	12,667
Suruga Bank	13,100	47,395
Sushiro Global Holdings	6,200	157,693
Suzuken Aichi	2,300	87,731
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suzuki	2,700	$ 17,629
Suzuki Motor	6,900	295,581
SWCC Showa Holdings	1,600	18,539
Sysmex	1,400	133,955
Systena	3,600	62,796
Syuppin	1,200	9,375
T RAD	800	10,003
T&D Holdings	14,200	139,988
T&K Toka	1,200	10,096
Tachibana Eletech	800	14,373
Tachikawa	900	11,217
†Tachi-S	1,400	12,951
†Tadano	7,900	64,723
Taihei Dengyo Kaisha	1,000	22,428
Taiheiyo Cement	9,200	234,908
Taiho Kogyo	900	4,829
Taikisha	900	24,964
Taiko Pharmaceutical	800	17,171
Taisei	7,900	267,392
Taiyo Holdings	700	36,655
Taiyo Nippon Sanso	7,000	107,633
Taiyo Yuden	9,300	292,932
Takamatsu Construction Group	1,100	24,071
Takaoka Toko	700	7,132
Takara Holdings	5,400	59,963
Takara Leben	9,900	29,336
Takara Standard	3,300	44,419
Takasago International	1,100	22,825
Takasago Thermal Engineering	2,900	41,651
Takashimaya	9,700	76,892
†Take And Give Needs	1,700	9,615
Takeda Pharmaceutical	12,123	433,311
Takeei	3,400	32,489
Takeuchi Manufacturing	2,700	53,703
Takisawa Machine Tool	1,000	10,097
Takuma	2,700	46,238
Tama Home	1,400	18,466
Tamron	700	11,085
Tamura	10,800	55,097
Tanseisha	2,100	14,201
Taoka Chemical	200	24,860
Tatsuta Electric Wire and Cable	3,600	20,972
Tayca	1,900	26,115
Tbk	4,000	19,019
TDK	6,500	709,753
TechMatrix	2,400	52,277
TechnoPro Holdings	2,100	131,484
Teijin	13,200	204,711
Teikoku Electric Manufacturing	1,200	12,429
Tekken	1,100	22,017

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Terumo	6,100	$ 242,870
T-Gaia	1,500	28,230
THK	6,600	166,093
TIS	8,400	178,416
TKC	600	38,971
Toa Hyogo	1,000	8,154
Toa Oil	400	6,429
TOA ROAD	300	10,350
Toa Tokyo	1,900	30,521
Tobishima	2,080	21,538
Tobu Railway	3,300	101,976
TOC	4,000	24,836
Tocalo	5,800	61,253
Tochigi Bank	7,700	13,340
Toda	16,300	111,871
†Toda Kogyo	700	16,077
Toei	200	33,312
Toei Animation	600	39,151
Toenec	1,000	34,108
†Toho (Kobe)	300	6,014
Toho (Tokyo)	900	37,106
Toho Bank	16,500	36,314
Toho Gas	1,600	79,169
Toho Holdings	4,400	94,884
Toho Titanium	1,700	10,961
†Toho Zinc	900	17,306
Tohoku Bank	1,100	12,686
Tohoku Electric Power	4,700	47,104
Tokai	1,000	19,779
Tokai Carbon	12,400	132,578
TOKAI Holdings	6,700	66,169
Tokai Rika	4,500	67,286
Tokai Tokyo Financial Holdings	13,200	34,348
Tokio Marine Holdings	7,600	332,535
Tokushu Tokai Paper	800	38,026
Tokuyama	4,100	98,822
†Tokyo Base	1,700	6,419
Tokyo Century	2,600	141,715
Tokyo Dome	6,400	46,054
†Tokyo Electric Power	22,400	61,604
Tokyo Electron	1,600	418,007
Tokyo Electron Device	500	14,960
Tokyo Energy & Systems	1,900	13,489
Tokyo Gas	5,500	125,513
Tokyo Keiki	1,200	10,741
Tokyo Kiraboshi Financial Group	2,700	29,092
Tokyo Ohka Kogyo	1,200	62,134
†Tokyo Rope Manufacturing	600	2,981
Tokyo Sangyo	2,400	12,996
Tokyo Seimitsu	2,500	79,631
Tokyo Steel Manufacturing	8,000	54,512
Tokyo Tatemono	12,800	157,269
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Tekko	1,100	$ 18,525
Tokyo Theatres	1,800	21,924
Tokyotokeiba	500	25,396
Tokyu	5,600	72,679
Tokyu Construction	9,200	40,233
Tokyu Fudosan Holdings	41,400	178,836
Toli	2,800	7,369
Tomato Bank	1,900	22,062
Tomoe	1,600	6,026
Tomoe Engineering	1,100	21,999
Tomoku	800	12,763
TOMONY Holdings	8,900	28,876
Tomy	7,200	62,092
Tonami Holdings	500	31,018
Topcon	8,000	73,492
Topre	2,600	28,072
†Topy Industries	1,200	13,079
Toray Industries	67,300	307,898
Toridoll Holdings	3,000	40,732
†Torikizoku	900	12,713
Torishima Pump Manufacturing	1,600	12,512
Tosei	3,100	28,858
Toshiba	2,400	61,223
†Toshiba TEC	2,000	83,851
†Tosho	600	7,387
Tosoh	9,800	159,113
Totech	400	9,749
Totetsu Kogyo	1,400	37,808
TOTO	1,700	78,335
Tottori Bank	600	7,310
Towa	1,400	15,485
Towa Bank	3,300	22,693
Towa Pharmaceutical	2,100	42,145
Toyo Construction	5,200	20,342
Toyo Denki Seizo KK	800	8,739
Toyo Ink SC Holdings	2,600	49,795
Toyo Kanetsu	1,600	34,606
Toyo Machinery & Metal	2,400	9,957
Toyo Securities	8,000	8,773
Toyo Seikan Group Holdings	5,700	56,387
Toyo Tanso	1,000	16,874
Toyo Tire	8,000	129,589
Toyobo	6,300	86,787
Toyoda Gosei	5,000	114,805
Toyota Boshoku	4,300	60,967
Toyota Motor	28,701	1,904,885
Toyota Motor ADR	1,502	198,925
Toyota Tsusho	6,700	188,446
TPR	1,800	21,935
Trancom	400	28,900
Transaction	1,200	13,351
Transcosmos	500	13,651

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trend Micro	3,300	$ 201,098
Tri Chemical Laboratories	300	35,015
Trusco Nakayama	1,500	37,977
TS Tech	2,800	79,163
Tsubaki Nakashima	3,100	23,607
Tsubakimoto Chain	1,600	37,640
Tsubakimoto Kogyo	400	14,087
Tsugami	5,000	58,720
Tsukada Global Holdings	1,600	4,191
Tsukishima Kikai	1,500	18,257
Tsukuba Bank	3,300	6,307
Tsukui	2,800	15,725
Tsumura & Co.	2,600	81,026
Tsuruha Holdings	1,000	141,767
Tsurumi Manufacturing	800	13,880
Tv Tokyo Holdings	1,400	32,018
UACJ	3,200	52,811
Ube Industries	10,500	177,316
Uchida Yoko	700	34,801
UKC Holdings	1,800	37,205
Ulvac	4,100	149,405
Unicharm	2,900	129,697
Uniden Holdings	800	13,316
Union Tool	400	12,223
†Unipres	3,000	24,521
UNITED	700	9,788
†United Arrows	1,400	20,359
United Super Markets Holdings	2,500	30,146
†Unitika	8,100	27,729
†Universal Entertainment	1,400	25,589
Urbanet	5,600	14,528
USS	4,900	87,678
†UT Group	1,900	64,881
†UUUM	1,300	27,963
V Technology	600	25,350
Valor Holdings	3,000	83,028
Valqua	1,300	23,481
Value HR	800	13,351
ValueCommerce	1,200	40,247
†Vector	2,500	25,519
Vertex	700	11,756
†Vision	1,800	14,038
Vital KSK Holdings	4,200	43,482
VT Holdings	7,200	27,906
Wacoal Holdings	3,600	68,105
Wacom	10,800	71,321
Wakachiku Construction	1,500	17,216
Wakita & Co.	3,800	38,125
Warabeya Nichiyo Holdings	1,300	19,297
Watahan & Co.	1,000	15,360
WATAMI	1,800	16,978
Wavelock Holdings	1,500	10,798
WDB Holdings	300	8,788
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Welcia Holdings	3,000	$ 131,560
West Holdings	1,560	42,680
West Japan Railway	1,600	79,053
Will Group	1,900	15,624
WIN-Partners	1,900	18,628
Workman	300	26,408
World Holdings	800	15,932
Wowow	500	13,263
Xebio Holdings	2,000	14,472
YAC Holdings	2,100	12,922
†Yachiyo Industry	1,000	4,303
†Yagi & Co.	500	6,794
Yahagi Construction	1,500	13,306
Yakult Honsha	600	33,315
YAKUODO Holdings	1,100	27,611
YAMABIKO	2,500	30,590
YAMADA Consulting Group	500	5,753
Yamada Denki	13,100	65,329
Yamagata Bank	1,900	24,675
Yamaguchi Financial Group	14,600	94,901
Yamaha	800	38,369
Yamaha Motor	15,900	231,038
Yamaichi Electronics	1,500	18,467
YA-MAN	1,000	14,947
Yamanashi Chuo Bank	2,800	21,988
Yamatane	900	11,424
Yamato Holdings	4,500	118,541
Yamaya	400	8,055
Yamazaki Baking	3,800	66,238
Yamazen	3,700	37,493
Yaoko	1,000	74,268
Yashima Denki	1,300	11,965
Yaskawa Electric	2,000	78,246
Yasunaga	500	6,139
Yellow Hat	3,200	53,500
Yokogawa Bridge Holdings	2,100	39,016
Yokogawa Electric	7,000	111,171
Yokohama Reito	3,900	33,860
Yokohama Rubber	9,000	128,119
Yokowo	1,800	47,294
Yomiuri Land	300	12,003
Yondenko	700	15,889
Yondoshi Holdings	500	8,366
†Yorozu	1,000	10,003
Yoshinoya Holdings	4,200	78,647
†Yossix	500	8,090
Yotai Refractories	2,700	20,386
Yuasa Trading	1,700	53,126
Yumeshin Holdings	2,500	16,469
Yurtec	3,400	20,863
Yushin Precision Equipment	1,600	10,644
Yushiro Chemical Industry	1,300	16,393

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Z Holdings	37,100	$ 247,807
Zenrin	1,700	18,310
Zensho Holdings	4,369	103,108
Zeon	9,800	102,784
ZIGExN	3,300	10,855
ZOZO	1,900	53,019
		104,119,163
Jersey–0.04%
Centamin	70,027	182,819
		182,819
Luxembourg–0.17%
†Eurofins Scientific	550	435,692
†RTL Group	2,249	88,520
SES FDR	25,981	183,929
Tenaris	1,983	9,879
†Tenaris ADR	1,877	18,489
		736,509
Macau–0.07%
†MGM China Holdings	34,400	42,872
†Sands China	25,600	99,231
†SJM Holdings	88,000	104,321
†Wynn Macau	37,200	59,699
		306,123
Mexico–0.02%
Fresnillo	5,202	80,350
		80,350
Netherlands–3.50%
Aalberts	8,654	311,194
ABN AMRO Bank	9,851	82,350
†Accell Group	2,057	57,060
†Adyen	123	226,871
Aegon	86,360	223,526
Aegon (New York shares)	1,706	4,367
Akzo Nobel	4,549	459,769
†Altice Europe Class A	28,095	133,764
AMG Advanced Metallurgical Group	2,218	36,568
Amsterdam Commodities	1,224	26,779
APERAM	4,426	124,535
†Arcadis	5,163	112,060
†ArcelorMittal (New York Shares)	10,935	144,889
†Argenx ADR	270	70,880
ASM International	3,088	442,643
ASML Holding	930	343,517
ASML Holding (New York shares)	2,575	950,870
ASR Nederland	12,714	427,614
†Basic-Fit	2,052	48,890
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
BE Semiconductor Industries	4,499	$ 192,880
Beter Bed Holding	484	1,556
†Boskalis Westminster	7,074	140,330
†Brunel International	2,398	18,162
Corbion	6,718	308,931
Euronext	3,432	429,913
ForFarmers	2,935	17,963
†Fugro	5,395	21,089
†GrandVision	4,447	124,130
†Heijmans	1,585	13,510
†Heineken	4,406	392,252
†Hunter Douglas	353	20,573
IMCD	2,626	312,323
†ING Groep	37,974	271,015
†Intertrust	8,127	138,340
†Just Eat Takeaway.com	4,680	523,870
†Kendrion	1,547	27,208
Koninklijke Ahold Delhaize	68,957	2,038,225
†Koninklijke BAM Groep	25,123	31,731
Koninklijke DSM	4,859	799,944
Koninklijke KPN	216,331	507,581
†Koninklijke Philips	8,168	385,296
Koninklijke Vopak	4,909	276,612
†Nederland Apparatenfabriek	289	14,359
NN Group	16,912	633,925
†OCI	4,816	61,729
†Ordina	8,314	22,043
†PostNL	21,003	63,764
†Prosus	3,347	308,937
†Randstad	8,686	452,935
Royal Dutch Shell Class B	58,563	710,196
SBM Offshore	12,829	204,643
†Signify	9,354	345,977
†Sligro Food Group	1,675	29,916
TKH Group	3,347	122,111
†TomTom	3,375	25,298
Van Lanschot Kempen	1,102	20,270
Wolters Kluwer	7,576	646,251
		14,883,934
New Zealand–0.52%
†a2 Milk	13,678	139,208
†Air New Zealand	57,042	52,034
Arvida Group	15,546	17,469
Auckland International Airport	14,773	71,707
Chorus	40,740	233,429
Contact Energy	12,274	54,314
EBOS Group	7,282	118,208
Fisher & Paykel Healthcare	6,224	137,367

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†Fletcher Building	41,865	$ 107,122
Fonterra Co-operative Group	1,748	4,628
†Freightways	10,800	55,627
Genesis Energy	29,687	57,860
†Gentrack Group	3,379	2,761
Hallenstein Glasson Holdings	5,127	18,502
Heartland Group Holdings	29,017	24,478
Infratil	22,778	75,481
†Kathmandu Holdings	22,123	18,446
Mainfreight	3,689	112,669
Mercury	10,506	35,550
Meridian Energy	14,781	48,613
†Metlifecare	11,658	46,138
†New Zealand Refining	7,205	2,911
NZX	15,369	16,521
Port of Tauranga	7,990	38,986
†Restaurant Brands New Zealand	1,312	10,349
Ryman Healthcare	9,137	85,841
Sanford	3,824	14,439
Scales	8,105	26,289
Skellerup Holdings	11,414	22,199
SKY Network Television	38,440	3,622
†SKYCITY Entertainment Group	48,701	96,631
Spark New Zealand	58,177	181,530
Summerset Group Holdings	16,341	97,732
†Synlait Milk	4,693	17,069
†Tourism Holdings	5,195	7,673
Vector	4,460	12,681
†Vista Group International	10,648	11,728
Warehouse Group	6,110	8,797
†Xero	1,283	93,589
Z Energy	22,030	40,151
		2,220,349
Norway–0.75%
ABG Sundal Collier Holding	35,090	20,060
†Adevinta	2,808	48,258
†AF Gruppen	1,402	25,782
†Akastor	6,130	3,938
Aker Class A	1,239	53,383
Aker BP	3,838	59,996
†Aker Carbon Capture	4,914	3,135
†Aker Offshore Wind Holding Class A	4,914	2,665
†Aker Solutions	6,553	6,457
†American Shipping	4,751	14,690
†Atea	6,998	86,223
Austevoll Seafood	5,943	49,499
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Avance Gas Holding	6,307	$ 17,010
†Axactor	6,859	5,456
†B2Holding	78,174	52,758
†Bakkafrost	317	20,452
Bonheur	2,246	53,146
Borregaard	5,961	91,592
†BW Energy	1,720	3,108
BW Offshore	8,430	23,867
†DNB	12,986	180,903
DNO	52,313	25,944
Entra	6,059	85,147
Equinor	31,240	442,598
Equinor ADR	700	9,842
Europris	12,413	63,637
Fjordkraft Holding	3,635	35,294
Frontline	5,415	35,656
†Grieg Seafood	3,963	36,208
†Hexagon Composites	3,465	19,262
†Hoegh LNG Holdings	2,562	2,770
†Kongsberg Automotive	170,698	2,308
Kongsberg Gruppen	1,083	16,266
†Kvaerner	15,716	12,594
Leroy Seafood Group	7,631	43,820
†Marine Harvest	5,452	97,001
†NEL	3,806	6,920
†Nordic Semiconductor	2,820	29,092
†Norsk Hydro	33,341	92,029
Norway Royal Salmon	1,024	23,492
†Norwegian Finans Holding	8,499	61,902
Ocean Yield	6,285	15,095
†Odfjell Drilling	10,099	11,696
Orkla	5,884	59,384
†Otello	8,180	13,951
†PGS ASA	27,728	8,169
Protector Forsikring	5,139	25,178
†Salmar	1,165	66,025
†Sbanken	7,910	57,168
Scatec Solar	2,783	64,273
†Schibsted Class A	746	33,097
†Schibsted Class B	413	16,454
Selvaag Bolig	3,629	20,124
†SpareBank 1 SR-Bank	13,088	108,308
Stolt-Nielsen	1,310	11,505
†Storebrand	26,639	140,324
Telenor	8,136	136,593
TGS NOPEC Geophysical	8,421	102,770
†Tomra Systems	1,480	64,114
†Veidekke	7,146	91,990
†Wallenius Wilhelmsen	6,016	9,215
†XXL	3,907	11,009
Yara International	4,097	157,651
		3,188,253

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal–0.19%
Altri	3,521	$ 15,463
†Banco Comercial Portugues	422,999	39,870
†CTT-Correios de Portugal	4,552	13,454
EDP Renovaveis	7,516	124,771
Energias de Portugal	10,115	49,735
Galp Energia	24,344	225,803
Jeronimo Martins	8,189	131,682
†Mota-Engil	7,497	9,522
†Navigator	16,490	41,149
NOS	20,804	73,761
Semapa-Sociedade de Investimento e Gestao	1,921	17,197
Sonae	61,884	41,965
†Sonae Capital	12,026	9,765
		794,137
Russia–0.02%
†Highland Gold Mining	21,937	84,738
		84,738
Singapore–0.84%
=Accordia Golf Trust	85,200	1,182
AEM Holdings	20,400	58,173
†Banyan Tree Holdings	48,800	8,768
=†Best World International	23,900	4,426
Bukit Sembawang Estates	7,800	20,552
BW LPG	9,135	37,724
CapitaLand	26,100	52,183
China Aviation Oil Singapore	34,700	23,794
China Sunsine Chemical Holdings	31,000	7,732
Chip Eng Seng	40,600	13,032
City Developments	13,800	77,687
†ComfortDelGro	87,500	90,936
†COSCO Shipping International	91,400	12,549
Dairy Farm International Holdings	8,700	32,882
DBS Group Holdings	21,400	314,609
Delfi	3,900	1,996
=†Ezion Holdings	288,390	1,711
Far East Orchard	21,100	15,119
First Resources	41,400	36,891
†Frasers Property	33,300	28,451
Frencken Group	21,400	15,540
Genting Singapore	61,100	30,160
†Geo Energy Resources	109,100	8,312
†GL	39,700	15,269
Goldenri-Resources	570,900	59,726
Great Eastern Holdings	700	9,319
GuocoLand	27,500	30,287
†Halcyon Agri	27,812	3,908
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hi-P International	20,100	$ 17,594
Ho Bee Land	7,100	11,634
Hong Fok	19,800	9,159
Hong Leong Asia	48,400	16,271
Hong Leong Finance	10,000	16,768
Hotel Grand Central	19,542	13,379
Hutchison Port Holdings Trust	283,800	46,852
†Hyflux	16,000	2
†Indofood Agri Resources	26,500	5,727
Japfa	41,800	18,476
Jardine Cycle & Carriage	2,488	33,025
Kenon Holdings	154	3,483
Keppel	33,400	109,408
Keppel Infrastructure Trust	184,616	73,972
†Lian Beng Group	45,500	12,500
=†Midas Holdings	143,100	3,774
†mm2 Asia	59,300	7,646
NetLink NBN Trust	57,100	40,878
Olam International	30,000	27,830
†OUE	20,900	18,112
Oversea-Chinese Banking	44,505	276,765
Oxley Holdings	96,724	15,371
QAF	12,400	8,179
Raffles Medical Group	43,413	25,786
Riverstone Holdings	20,800	53,514
†SATS	43,200	90,219
Sembcorp Industries	92,600	91,623
†Sembcorp Marine	530,958	57,387
Sheng Siong Group	17,900	21,162
SIIC Environment Holdings	68,260	9,201
Sinarmas Land	50,600	6,042
†Singapore Airlines	82,250	210,484
Singapore Exchange	28,700	193,572
Singapore Post	66,400	31,526
Singapore Technologies Engineering	39,700	101,168
Singapore Telecommunications	92,100	144,143
Stamford Land	46,600	10,313
StarHub	49,400	43,541
Sunningdale Tech	8,300	8,847
Tuan Sing Holdings	52,443	11,606
UMS Holdings	27,625	20,295
United Overseas Bank	18,962	267,121
UOB-Kay Hian Holdings	34,885	31,837
UOL Group	22,200	109,084
Valuetronics Holdings	30,910	12,882
Venture	10,300	146,250
Wing Tai Holdings	45,500	58,150
		3,555,476

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.05%
Acciona	1,873	$ 203,268
†Acerinox	17,662	144,818
ACS Actividades de Construccion y Servicios	16,792	379,577
†Aena SME	1,541	214,551
Alantra Partners	864	10,448
Almirall	3,920	43,910
Amadeus IT Group	7,513	417,242
†Amper	80,575	14,702
†Applus Services	9,356	69,985
Atresmedia de Medios demunicacion	4,821	12,752
†Azkoyen	1,341	7,137
†Banco Bilbao Vizcaya Argentaria	121,988	338,631
Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	198,705
†Banco de Sabadell	329,208	114,262
†Banco Santander	217,342	405,397
Bankia	78,106	113,727
†Bankinter	31,322	134,840
Befesa	2,176	87,300
CaixaBank	95,944	203,678
Cellnex Telecom	7,275	441,611
Cia de Distribucion Integral Logista Holdings	3,443	58,771
CIE Automotive	3,832	72,305
†Construcciones y Auxiliar de Ferrocarriles	1,158	39,984
Ebro Foods	3,659	85,199
†eDreams ODIGEO	3,178	8,563
Elecnor	1,813	18,563
Enagas	13,285	306,527
†Ence Energia y Celulosa	12,508	32,044
Endesa	8,936	239,020
Ercros	10,000	21,914
Euskaltel	6,619	69,885
Faes Farma	21,334	85,866
Ferrovial	3,306	80,304
Fluidra	3,288	55,525
Fomento de Construcciones y Contratas	4,260	40,606
†Global Dominion Access	7,450	30,397
†Grifols	4,265	122,641
Grupo Catalana Occidente	1,952	48,973
Grupo Empresarial San Jose	2,400	11,270
Iberdrola	108,034	1,329,746
Iberpapel Gestion	312	6,347
†Indra Sistemas	8,152	57,981
Industria de Diseno Textil	8,193	226,654
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
†Laboratorios Farmaceuticos Rovi	773	$ 28,458
†Liberbank	124,330	33,090
Mapfre	44,182	69,315
†Mediaset Espana Comunicacion	13,229	48,994
†Melia Hotels International	8,112	29,702
Miquel y Costas & Miquel	1,372	19,791
Naturgy Energy Group	11,448	229,586
†Neinor Homes	865	11,058
†Obrascon Huarte Lain	5,166	3,434
Pharma Mar	597	75,745
†Promotora de Informaciones Class A	23,606	11,087
†Prosegur Cia de Seguridad	21,566	51,704
†Realia Business	11,794	9,016
Red Electrica	10,208	191,454
Repsol	43,875	296,402
Sacyr	30,030	53,354
Siemens Gamesa Renewable Energy	3,294	89,143
†Tecnicas Reunidas	591	6,319
Telefonica	103,342	354,005
Telefonica ADR	20,691	71,177
†Tubacex	8,167	10,437
†Unicaja Banco	45,704	34,367
Vidrala	1,088	118,633
Viscofan	2,727	181,925
Zardoya Otis	12,104	73,726
		8,707,548
Sweden–3.44%
†AAK	1,722	32,049
AcadeMedia	8,341	68,807
†Adapteo	3,362	30,216
†AddLife Class B	4,272	66,361
†AddNode Group	803	18,476
AddTech AB Class B	16,520	216,423
†AF Class B	4,855	137,153
†Alfa Laval	13,590	299,992
Alimak Group	3,226	43,724
Arjo Class B	13,896	86,037
Assa Abloy Class B	4,869	113,838
Atlas Copco Class A	8,445	402,647
Atlas Copco Class B	4,669	194,856
Atrium Ljungberg Class B	1,884	30,731
†Attendo	8,480	46,245
†Avanza Bank Holding	7,912	155,502
Axfood	3,690	84,526
Beijer Alma Class B	3,471	44,704
†Beijer Electronics Group	1,878	9,641
Beijer Ref	2,621	86,307
Bergman & Beving Class B	2,044	19,766
Besqab	861	11,020

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Betsson	9,414	$ 72,162
†Bilia Class A	7,797	98,004
BillerudKorsnas	11,164	186,790
BioGaia Class B	1,029	66,580
†Biotage	2,689	53,234
†Boliden	11,344	336,584
†Bonava Class B	6,842	56,840
†Bravida Holding	11,583	141,233
†Bufab	2,873	44,596
†Bulten	815	6,515
†Byggmax Group	2,929	17,248
Castellum	5,351	121,544
Catena	1,447	64,072
†Clas Ohlson Class B	3,191	32,417
†Cloetta Class B	25,855	74,854
†Concentric	2,269	43,932
†Coor Service Management Holding	4,178	28,408
Corem Property Group	3,968	8,163
Dios Fastigheter	3,818	27,003
†Dometic Group	22,384	276,365
Doro	2,027	10,738
†Duni	3,070	30,893
Dustin Group	2,557	16,067
Eastnine	1,862	23,191
Electrolux Class B	11,611	270,663
†Electrolux Professional	11,611	46,487
Elekta Class B	18,338	230,444
†Eltel	11,132	26,351
Enea	1,679	36,647
Epiroc Class A	8,210	118,932
Epiroc Class B	4,300	59,687
Essity	384	13,157
Essity Class B	9,391	317,052
†Fagerhult	2,150	10,439
†Fastighets Balder Class B	839	42,507
FastPartner	1,287	12,126
Getinge Class B	4,992	108,620
†Granges	7,012	62,587
†Gunnebo	4,048	11,190
†Haldex	3,002	13,982
Hennes & Mauritz Class B	13,426	231,302
†Hexagon Class B	1,242	93,812
†Hexatronic Group	2,448	17,406
†Hexpol	10,082	90,185
†HIQ International	2,619	20,975
†HMS Networks	904	20,650
†Hoist Finance	3,822	13,398
Holmen Class B	4,202	155,915
Hufvudstaden Class A	4,780	66,417
†Humana	2,175	13,987
Husqvarna Class A	2,328	25,466
Husqvarna Class B	17,570	193,203
ICA Gruppen	2,689	136,606
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Indutrade	2,575	$ 137,838
Intrum	4,424	108,417
†Inwido	6,076	61,755
†ITAB Shop Concept Class B	1,500	2,279
JM	3,305	102,422
Kindred Group SDR	17,043	123,399
Klovern Class B	18,395	33,870
†KNOW IT	1,633	41,482
Kungsleden	5,559	52,623
Lagercrantz Group Class B	3,838	77,414
LeoVegas	4,528	19,141
Lifco Class B	1,220	94,364
Lindab International	6,964	121,014
†Loomis	7,020	192,042
Lundin Energy	2,834	56,201
†Mekonomen	2,222	23,051
MIPS	1,320	58,787
†Modern Times Group MTG Class B	7,210	100,905
†Momentum Group Class B	1,933	30,001
NCC Class B	4,707	85,725
†Nederman Holding	1,654	25,286
†New Wave Group Class B	5,098	26,767
†Nobia	10,077	67,383
†Nobina	6,838	44,951
Nokian Renkaat	8,214	232,194
†Nolato Class B	1,916	185,878
†Nordic Entertainment Group Class B	4,073	172,637
†Nordic Waterproofing Holding	2,580	35,319
†OEM International Class B	571	18,371
†Orexo AB	2,610	17,994
†Peab Class B	14,960	149,905
Pricer Class B	11,019	28,839
†Proact IT Group	780	18,420
Ratos Class B	17,331	64,615
†RaySearch Laboratories	882	8,611
†Recipharm Class B	6,727	116,721
Resurs Holding	6,708	34,687
Rottneros	8,551	7,784
†Saab Class B	5,533	162,684
Sagax Class B	4,601	80,379
Samhallsbyggnadsbolaget i Norden	35,752	112,017
†Sandvik	14,008	273,931
†SAS	26,948	11,500
†Scandi Standard	5,314	40,678
†Sectra Class B	1,710	113,152
†Securitas Class B	12,738	194,724
†Semcon	1,825	13,038
†Sinch	543	44,281

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Skandinaviska Enskilda Banken Class A	17,046	$ 151,395
Skanska Class B	15,623	329,936
SKF Class A	693	14,211
SKF Class B	14,169	292,314
SkiStar	3,916	52,567
†SSAB Class A	14,729	48,914
†SSAB Class B	43,120	137,025
†SSAB (Helsinki Stock Exchange) Class B	7,881	24,957
†Svenska Cellulosa Class B	15,213	208,562
†Svenska Cellulosa SCA Class A	1,121	16,422
†Svenska Handelsbanken Class A	19,294	161,428
Sweco Class B	2,300	127,409
†Swedbank Class A	9,886	154,771
Swedish Match	2,609	213,329
†Swedish Orphan Biovitrum	5,057	122,001
†Systemair	1,391	36,564
Tele2 Class B	12,744	179,677
Telefonaktiebolaget LM Ericsson Class B	14,875	162,781
Telia	57,735	236,202
Thule Group	2,880	95,039
†Trelleborg Class B	12,704	224,341
Troax Group	3,047	57,324
†VBG Group Class B	630	9,789
†Volvo Class A	9,281	179,223
†Volvo Class B	48,270	927,260
Wallenstam Class B	2,582	39,253
Wihlborgs Fastigheter	5,465	107,920
		14,632,737
Switzerland–7.83%
ABB	22,440	570,511
Adecco Group	9,339	492,775
†Alcon	12,012	682,939
Allreal Holding	1,028	221,486
†ALSO Holding	461	122,086
†ams	18,800	425,018
†APG SGA	98	19,730
†Arbonia	5,155	66,420
†Aryzta	71,951	47,190
†Ascom Holding	1,382	19,154
†Autoneum Holding	251	30,911
Bachem Holding Class B	129	54,747
Baloise Holding	3,703	545,172
Banque Cantonale de Geneve	199	37,378
Banque Cantonale Vaudoise	2,020	204,992
Barry Callebaut	169	376,424
Belimo Holding	23	173,650
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Bell Food Group	131	$ 33,637
Bellevue Group	933	23,658
Berner Kantonalbank	291	73,006
BKW	873	92,969
Bobst Group	566	35,102
Bossard Holding Class A	510	92,124
Bucher Industries	517	196,934
Burckhardt Compression Holding	57	14,305
Burkhalter Holding	316	21,773
†Calida Holding	290	9,230
†Carlo Gavazzi Holding	46	7,464
Cembra Money Bank	2,367	280,937
Chocoladefabriken Lindt & Spruengli	2	178,195
†Cicor Technologies	245	11,196
Cie Financiere Richemont Class A	6,067	407,356
Cie Financiere Tradition	106	13,024
Clariant	31,550	622,390
†Coltene Holding	332	25,124
Conzzeta	97	103,515
†Credit Suisse Group ADR	14,137	140,946
Credit Suisse Group	22,997	229,572
DKSH Holding	2,900	202,028
†dormakaba Holding	215	116,725
†Dufry	2,571	79,579
†EFG International	7,518	41,950
Emmi	235	234,788
EMS-Chemie Holding	225	202,155
†Evolva Holding	58,889	15,025
†Feintool International Holding	279	15,878
†Fenix Outdoor International	263	29,178
†Flughafen Zurich	1,223	167,810
Forbo Holding	65	106,651
Galenica AG	802	55,768
†GAM Holding	14,490	27,935
Geberit	932	551,394
Georg Fischer	303	314,633
Givaudan	69	297,929
†Glencore	202,543	419,907
Gurit Holding	24	51,104
Helvetia Holding	2,491	212,244
†HOCHDORF Holding	78	5,759
Huber + Suhner	1,168	87,958
Hypothekarbank Lenzburg	4	18,669
Implenia	1,019	31,292
†Ina Invest Holding	203	4,104
Inficon Holding	131	108,559
Interroll Holding	41	103,700
Intershop Holding	54	34,884
Investis Holding	307	29,665

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Julius Baer Group	12,443	$ 528,483
†Jungfraubahn Holding	207	25,991
Kardex Holding	617	114,696
†Komax Holding	254	43,884
Kudelski	1,531	5,319
Kuehne + Nagel International Class R	1,421	275,920
†LafargeHolcim	13,540	616,334
LEM Holding	36	67,430
Liechtensteinische Landesbank	961	54,390
Logitech International	2,442	189,162
Logitech International (New York Shares) Class R	1,558	120,449
Lonza Group	678	418,418
†Luzerner Kantonalbank	246	104,277
Metall Zug	22	31,335
Mobilezone Holding	2,635	26,123
†Mobimo Holding	990	290,202
Nestle	50,792	6,044,856
Novartis	21,379	1,856,217
OC Oerlikon	14,129	112,522
†Orascom Development Holding	824	7,975
Orior	492	39,380
Partners Group Holding	461	424,030
Phoenix Mecano	34	13,695
Plazza Class A	93	28,676
PSP Swiss Property	1,878	226,864
Rieter Holding	353	31,386
Roche Holding	8,476	2,903,374
Roche Holding (Swiss Exchange)	358	123,119
Romande Energie Holding	25	29,924
Schaffner Holding	33	6,485
Schindler Holding	838	227,431
Schweiter Technologies	88	122,675
SFS Group	1,215	122,184
SGS	151	404,655
†Siegfried Holding	333	227,741
†Siemens Energy	3,153	85,025
Sika	3,107	762,929
†Sonova Holding	1,367	346,418
St Galler Kantonalbank	247	106,220
Straumann Holding Class R	89	90,033
Sulzer	1,120	90,025
†Sunrise Communications Group	4,175	493,973
Swatch Group	1,692	394,380
Swatch Group (Swiss Exchange)	2,861	128,836
†Swiss Life Holding	863	326,552
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Swiss Prime Site	4,229	$ 384,076
Swiss Re	4,278	317,337
†Swiss Steel Holding	41,908	7,626
Swisscom	1,723	912,773
Swissquote Group Holding	868	70,481
Tecan Group	35	17,406
Temenos	2,955	397,165
†TX Group	202	14,567
†u-blox Holding	564	31,334
†UBS Group	24,032	267,957
UBS Group (New York Shares)	21,266	237,603
Valiant Holding	898	75,538
†Valora Holding	314	58,357
†VAT Group	602	114,835
Vaudoise Assurances Holding	91	45,130
†Vetropack Holding	950	58,446
Vifor Pharma	2,462	334,892
Vontobel Holding	2,352	155,197
VP Bank	436	53,558
VZ Holding	830	74,041
†V-ZUG Holding	220	17,999
Warteck Invest	8	19,890
Ypsomed Holding	278	40,685
Zehnder Group	646	31,244
Zug Estates Holding	16	34,690
Zuger Kantonalbank	7	47,880
Zurich Insurance Group	1,518	529,349
		33,310,360
United Arab Emirates–0.00%
†NMC Health	2,337	0
		0
United Kingdom–12.18%
†4imprint Group	1,836	44,198
888 Holdings	14,760	47,843
†AA	31,539	11,823
Admiral Group	5,705	192,403
†AG Barr	6,257	39,297
Aggreko	22,782	108,330
Alliance Pharma	27,699	26,449
Allied Minds	501	246
Anglo American	12,993	314,347
Anglo-Eastern Plantations	1,229	8,092
†Arrow Global Group	10,826	17,741
†Ascential	18,868	71,597
Ashmore Group	22,649	104,535
Ashtead Group	12,181	438,655
†ASOS	2,441	162,072
†Associated British Foods	2,058	49,547
AstraZeneca	667	72,879
AstraZeneca ADR	28,944	1,586,131

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Auto Trader Group	41,240	$ 299,419
AVEVA Group	626	38,611
Aviva	88,864	328,773
Avon Rubber	2,181	119,049
B&M European Value Retail	68,581	437,217
†Babcock International Group	42,799	138,047
BAE Systems	72,100	447,778
†Balfour Beatty	32,476	93,491
†Bank of Georgia Group	4,673	53,740
†Barclays	126,206	159,216
†Barclays ADR	32,662	163,637
†Barratt Developments	37,373	229,198
†Beazley	30,013	118,822
†Bellway	8,148	246,960
Berkeley Group Holdings	5,882	320,644
BHP Group	8,188	174,684
†Biffa	20,944	58,624
†Bloomsbury Publishing	5,977	15,348
Bodycote	14,322	107,263
†boohoo Group	35,966	173,633
BP	110,977	320,943
BP ADR	53,574	935,402
†Braemar Shipping Services	3,535	7,435
Brewin Dolphin Holdings	16,263	48,961
British American Tobacco	17,277	619,748
†Britvic	20,631	218,613
†BT Group	472,169	598,059
Bunzl	7,335	236,821
Burberry Group	8,557	171,518
†Cairn Energy	56,547	104,941
†Capita	105,348	41,423
†Card Factory	28,435	12,472
CareTech Holdings	2,708	15,017
†Carnival ADR	748	9,664
†Central Asia Metals	13,232	27,482
†Centrica	436,371	225,789
Chemring Group	14,289	44,380
Chesnara	11,599	41,113
†Cineworld Group	64,496	33,727
City of London Investment Group	91	496
Clarkson	579	16,831
Clinigen Group	6,520	58,929
Clipper Logistics	3,278	20,650
Close Brothers Group	8,325	109,503
CLS Holdings	9,454	25,936
CMC Markets	11,645	46,506
†Coats Group	84,286	60,651
Coca-Cola European Partners	5,883	231,106
†Coca-Cola HBC	4,962	122,526
Compass Group	28,068	421,631
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Computacenter	6,315	$ 192,831
ConvaTec Group	65,687	151,323
†Costain Group	7,704	4,066
†Countryside Properties	12,972	56,257
Cranswick	3,275	153,258
Crest Nicholson Holdings	22,410	57,098
Croda International	2,437	196,582
†CVS Group	1,891	30,159
†CYBG	86,969	82,010
Daily Mail & General Trust	7,653	64,188
DCC	3,073	237,889
†De La Rue	5,613	9,416
Dechra Pharmaceuticals	1,775	73,804
Devro	15,625	37,339
DFS Furniture	14,362	30,763
Diageo	3,922	134,715
Diageo ADR	3,463	476,717
†Dialog Semiconductor	3,627	158,082
†Dignity	2,479	13,675
†Diploma	6,971	197,658
Direct Line Insurance Group	66,494	231,912
†DiscoverIE Group	4,227	33,135
†Dixons Carphone	70,444	84,835
†Domino's Pizza Group	23,734	111,694
Drax Group	39,898	136,975
†DS Smith	72,865	276,822
†Dunelm Group	7,849	141,328
easyJet	7,962	51,299
†Electrocomponents	35,880	328,883
†Elementis	21,637	21,219
EMIS Group	3,771	50,605
†EnQuest	215,928	29,005
†Equiniti Group Class WI	27,112	39,769
†Essentra	15,227	50,004
†Euromoney Institutional Investor	983	10,162
Evraz	23,096	102,844
Experian	17,478	656,725
FDM Group Holdings	5,430	70,971
Ferrexpo	25,210	57,409
Fevertree Drinks	5,501	164,395
†Fiat Chrysler Automobiles	67,073	821,888
†Firstgroup	108,881	53,182
FLEX LNG	2,019	11,445
†Forterra	8,285	18,922
†Foxtons Group	7,206	3,440
†Frasers Group	18,564	82,329
†Frontier Developments	992	34,817
Fuller Smith & Turner Class A	2,606	19,369
†G4S	141,555	365,101
†Galliford Try Holdings	7,192	7,138
Games Workshop Group	2,160	283,394

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Gamesys Group	1,380	$ 21,226
Gamma Communications	4,520	96,234
†Gem Diamonds	5,209	2,413
Genel Energy	15,768	24,585
†Georgia Capital	1,523	7,204
GlaxoSmithKline	16,266	304,947
GlaxoSmithKline ADR	28,356	1,067,320
†Go-Ahead Group	4,885	36,341
Gocompare.Com Group	21,795	30,092
†Grafton Group	11,063	96,205
Grainger	31,451	120,340
†Greencore Group	34,767	43,996
†Greggs	11,750	178,057
†Gulf Keystone Petroleum	17,982	17,170
†Gym Group	10,516	18,434
H&T Group	1,906	6,517
†Halfords Group	18,444	43,172
Halma	6,752	203,990
Hargreaves Lansdown	8,228	165,510
Hastings Group Holdings	20,638	67,215
†Hays	111,976	162,491
†Headlam Group	2,792	9,655
Helical	8,670	33,059
Henry Boot	32	103
Hikma Pharmaceuticals	4,793	160,648
Hill & Smith Holdings	3,711	57,003
Hilton Food Group	5,422	83,683
†Hiscox	8,260	95,312
†Hochschild Mining	22,075	62,247
†Hollywood Bowl Group	7,810	13,561
HomeServe	22,425	357,337
†Horizon Discovery Group	5,448	6,650
†Howden Joinery Group	51,696	393,463
†HSBC Holdings ADR	38,241	748,759
†HSBC Holdings (London Shares)	53,731	210,209
Hunting	7,524	12,503
†Ibstock	24,454	49,126
IMI	23,615	318,559
Imperial Brands	44,118	779,278
†Inchcape	37,020	209,931
†Indivior	58,090	87,699
Informa	20,069	97,268
†InterContinental Hotels Group ADR	3,029	158,962
International Consolidated Airlines Group (London Stock Exchange)	25,750	31,449
†International Personal Finance	8,496	5,087
Intertek Group	3,801	310,148
†Investec	34,469	63,435
†ITV	113,260	98,735
†IWG	53,169	177,903
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†J D Wetherspoon	7,462	$ 80,334
†J Sainsbury	112,835	277,814
James Fisher & Sons	3,307	48,148
James Halstead	1,900	11,844
†JD Sports Fashion	34,020	355,122
†JET2	7,449	64,490
John Laing Group	22,728	91,726
†John Menzies	6,643	9,755
†John Wood Group	39,365	108,079
Johnson Matthey	10,610	322,416
†Johnson Service Group	23,518	27,312
Jupiter Fund Management	30,719	88,683
†Just Group	95,906	55,646
†Kainos Group	5,562	71,269
KAZ Minerals	19,310	130,565
†Keller Group	5,506	43,267
Kier Group	5,265	3,309
Kin and Carta	6,598	5,524
†Kingfisher	120,023	459,736
†Lamprell	12,474	4,024
Lancashire Holdings	8,998	80,429
Legal & General Group	126,529	308,663
†Liberty Global Class A	1,294	27,187
†Liberty Global Class C	3,168	65,055
Liontrust Asset Management	2,854	45,665
†Lloyds Banking Group	874,452	296,861
Lloyds Banking Group ADR	65,903	85,674
London Stock Exchange Group	1,521	174,484
=Lookers	24,983	6,770
†LSL Property Services	3,879	10,811
Luceco	17,351	43,210
M&G	154,146	316,836
Majestic Wine	4,247	24,112
Man Group	87,224	129,300
†Marks & Spencer Group	114,942	144,237
†Marshalls	18,591	156,357
†Marston's	45,699	25,902
†McBride	15,062	11,856
†McCarthy & Stone	19,256	17,306
†McColl's Retail Group	81	25
†Mears Group	12,639	17,846
†Mediclinic International	32,838	120,543
†Melrose Industries	115,759	171,654
†Metro Bank	783	619
†Micro Focus International	6,321	20,094
†Micro Focus International Sponsored ADR	2,621	8,440
†Midwich Group	1,736	7,782
†Mitchells & Butlers	17,776	31,001
†Mitie Group	68,656	29,058
†MJ Gleeson	2,085	16,142

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Mondi	21,352	$ 451,479
Moneysupermarket.com Group	35,323	121,759
†Morgan Advanced Materials	24,596	75,429
†Morgan Sindall Group	2,724	39,985
†Mortgage Advice Bureau Holdings	3,472	31,585
†Motorpoint group	3,394	12,043
†N Brown Group	7,054	4,893
†National Express Group	34,015	66,856
National Grid	5,702	65,494
National Grid ADR	4,442	256,703
†Natwest Group ADR	26,623	71,616
NCC Group	15,754	35,731
†Next	2,960	226,934
Nichols	578	9,341
†Ninety One	17,234	45,189
†Norcros	5,059	9,465
Numis	4,030	15,386
†Ocado Group	1,212	42,867
†On the Beach Group	10,599	33,321
OneSavings Bank	17,501	62,931
†Oxford Instruments	3,788	77,488
Pagegroup	30,187	145,522
†Paragon Banking Group	22,246	95,373
PayPoint	4,583	29,805
Pearson	24,865	176,383
Pearson ADR	16,143	114,777
Pendragon	139,742	12,787
Pennon Group	18,814	250,310
Persimmon	12,554	400,076
Petrofac	24,914	35,772
†Petropavlovsk	107,235	45,514
Pets at Home Group	41,674	227,800
Phoenix Group Holdings	31,661	281,562
†Photo-Me International	14,970	9,832
Playtech	21,832	101,928
Polar Capital Holdings	4,376	26,468
†Polypipe Group	13,565	75,679
Porvair	1,608	10,582
†PPHE Hotel Group	770	9,791
†Premier Foods	70,103	83,673
Premier Miton Group	4,749	5,637
†Premier Oil	104,372	22,164
†Provident Financial	6,817	17,039
Prudential	14,432	207,075
Prudential ADR	2,649	75,735
PZ Cussons	13,279	40,282
QinetiQ Group	33,003	118,110
Quilter	84,270	139,343
†Rank Group	8,180	9,805
Reach	24,305	24,095
Reckitt Benckiser Group	9,346	911,284
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Redde Northgate	22,698	$ 54,030
†Redrow	19,937	103,733
RELX	4,305	95,839
RELX ADR	13,938	311,793
RELX (London Stock Exchange)	3,932	87,519
†Renewi	55,382	13,927
Rentokil Initial	53,152	367,379
†Rhi Magnesita	2,266	73,970
†Ricardo	2,769	11,862
†Rightmove	41,268	333,626
Rio Tinto	2,407	144,835
Rio Tinto ADR	27,290	1,648,043
†Robert Walters	3,858	19,594
†Rolls-Royce Holdings	32,336	53,689
Rotork	59,035	214,039
†Royal Bank of Scotland Group	69,446	95,103
Royal Dutch Shell Class B ADR	36,411	881,874
†Royal Mail	77,199	236,719
†RPS Group	7,026	4,086
RSA Insurance Group	56,235	328,347
Sabre Insurance Group	12,837	42,266
†Saga	78,942	12,677
Sage Group	15,702	145,921
†Savills	14,301	143,742
†Scapa Group	6,777	10,211
Schroders	3,047	105,821
Schroders Non-Voting Shares	950	22,662
†SDL	4,367	38,318
†Senior	23,298	13,378
†Serco Group	14,762	24,166
Serica Energy	6,735	8,309
Severfield	10,593	7,340
Severn Trent	6,456	203,265
†SIG	35,371	11,692
†Signature Aviation	44,411	136,826
Smith & Nephew	6,895	135,068
Smiths Group	13,859	245,161
†Soco International	14,884	2,017
Softcat	8,387	130,413
Spectris	5,515	173,143
†Speedy Hire	31,265	20,803
Spirax-Sarco Engineering	2,357	335,641
†Spire Healthcare Group	26,170	32,200
Spirent Communications	22,437	82,507
SSE	30,195	469,960
†SSP Group	28,133	65,240
†St James's Place	28,003	336,887
St Modwen Properties	13,826	55,722
†Stagecoach Group	50,853	25,422
†Standard Chartered	70,972	326,584

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Standard Lifeerdeen	64,465	$ 187,735
†SThree	11,172	34,598
†Stobart Group	6,535	1,658
Stock Spirits Group	10,748	29,914
†Studio Retail Group	3,000	9,600
†STV Group	176	577
†Subsea 7	17,465	125,527
†Superdry	2,865	5,695
†Synthomer	23,821	97,194
TalkTalk Telecom Group	67,813	70,049
Tate & Lyle	36,327	311,763
Tatton Asset Management	5,219	16,971
†Taylor Wimpey	167,387	234,055
†Ted Baker	3,155	4,271
Telecom Plus	4,932	84,684
†TEN Entertainment Group	6,695	11,447
Tesco	217,306	596,136
†Topps Tiles	15,052	9,245
TORM	3,804	25,822
TP ICAP	40,397	118,895
†Travis Perkins	18,270	255,620
†TT Electronics	16,451	42,455
TUI	8,315	31,205
†Tullow Oil	137,308	26,865
†Tyman	15,851	45,509
†U & I Group	11,376	7,897
Ultra Electronics Holdings	3,056	82,126
Unilever	387	23,860
Unilever ADR	12,349	761,686
Unilever CVA	7,590	460,920
Unilever (New York Shares)	13,473	813,769
United Utilities Group	17,495	193,256
†Urban & Civic	10,454	28,462
Vectura Group	28,850	38,343
†Vertu Motors	43,524	14,725
†Vesuvius	19,147	97,590
†Victrex	4,963	117,231
†Vistry Group	12,569	92,109
†Vitec Group	2,446	23,555
Vodafone Group	225,670	299,109
Vodafone Group ADR	26,464	355,147
Volex	4,222	10,187
†Volution Group	1,302	2,839
Vp	1,013	8,379
†Watkin Jones	4,916	8,957
†Weir Group	14,926	240,278
†WH Smith	6,252	76,786
†Whitbread	10,519	287,407
†William Hill	57,293	203,659
†Wincanton	9,853	25,555
Wm Morrison Supermarkets	153,154	336,163
WPP	35,301	277,252
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
WPP ADR	400	$ 15,696
Xaar	886	1,109
XP Power	694	39,590
		51,780,870
United States–0.19%
†Burford Capital	9,733	78,352
†Carnival	1,149	14,618
Diversified Gas & Oil	15,850	21,457
Ovintiv	16,873	137,923
Primo Water	11,320	160,752
Waste Connections	3,795	393,921
		807,023
Total Common Stock (Cost $420,764,527)		420,043,349
PREFERRED STOCKS–0.42%
Germany–0.42%
Bayerische Motoren Werke 5.70%	2,185	119,415
Biotest	349	10,194
Draegerwerk & Co.	847	73,650
Fuchs Petrolub 2.36%	4,237	215,433
Jungheinrich	4,759	163,841
Schaeffler	9,333	57,493
Sixt	1,464	78,504
STO & Co.	150	19,944
Villeroy & Boch	830	11,045
Volkswagen 2.67%	6,526	1,050,106
Total Preferred Stocks (Cost $2,031,109)		1,799,625
RIGHTS–0.02%
Australia–0.00%
=†Corporate Travel Management	852	0
		0
Canada–0.00%
†Pan American Silver expiration date 2/22/29	4,400	3,432
†Pan American Silver expiration date 2/22/29	7,972	6,217
		9,649
France–0.00%
=†Solocal Group	24,875	895
		895
Spain–0.00%
=†Almirall Right	3,920	957
		957

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
Sweden–0.02%
=†SAS AB	242,532	$ 72,089
		72,089
United Kingdom–0.00%
=†Saga	43,856	283
		283
Total Rights (Cost $57,123)		83,873
WARRANTS–0.00%
France–0.00%
†Technicolor exp exercise price EUR 0.0000	368	34
		34
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $0)		34

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	249,456	$ 249,456
Total Money Market Fund (Cost $249,456)		249,456

TOTAL INVESTMENTS–99.30% (Cost $423,102,215)	422,176,337
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	2,982,759
NET ASSETS APPLICABLE TO 42,545,373 SHARES OUTSTANDING–100.00%	$425,159,096

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EUR–Euro
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$1,531,768	$24,564,513	$13,692	$26,109,973
Austria	415,554	1,345,007	—	1,760,561
LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Belgium	$212,636	$4,365,774	$—	$4,578,410
Canada	40,370,816	—	—	40,370,816
Chile	—	133,701	—	133,701
China	—	12,528	—	12,528
Colombia	—	109,665	—	109,665
Denmark	694,278	8,724,875	—	9,419,153
Finland	291,113	6,583,052	—	6,874,165
France	839,608	30,801,391	—	31,640,999
Germany	1,756,841	27,288,843	—	29,045,684
Greenland	—	510,699	—	510,699
Hong Kong	112,075	11,091,968	42,630	11,246,673
Ireland	1,445,710	3,086,384	—	4,532,094
Isle Of Man	—	365,845	—	365,845
Israel	527,463	2,778,005	—	3,305,468
Italy	303,849	10,332,674	3	10,636,526
Japan	518,013	103,499,160	101,990	104,119,163
Jersey	—	182,819	—	182,819
Luxembourg	18,489	718,020	—	736,509
Macau	—	306,123	—	306,123
Mexico	—	80,350	—	80,350
Netherlands	1,789,675	13,094,259	—	14,883,934
New Zealand	—	2,220,349	—	2,220,349
Norway	63,900	3,124,353	—	3,188,253
Portugal	—	794,137	—	794,137
Russia	—	84,738	—	84,738
Singapore	52,197	3,492,186	11,093	3,555,476
Spain	833,636	7,873,912	—	8,707,548
Sweden	964,794	13,667,943	—	14,632,737
Switzerland	1,357,332	31,953,028	—	33,310,360
United Arab Emirates	—	—	—	—
United Kingdom	12,846,227	38,927,873	6,770	51,780,870
United States	692,596	114,427	—	807,023
Preferred Stocks
Germany	30,989	1,768,636	—	1,799,625
Rights	3,432	6,217	74,224	83,873
Warrants	34	—	—	34
Money Market Fund	249,456	—	—	249,456
Total Investments	$67,922,481	$354,003,454	$250,402	$422,176,337
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Dimensional International Core Equity Fund–44